SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

September 30, 2019 (unaudited)	Shares	Value

Common Stocks — 98.0%
Air Freight & Logistics — 3.1%
CH Robinson Worldwide, Inc.	23,390	$1,983,004
United Parcel Service, Inc., Class B	44,990	5,390,702

		7,373,706

Beverages — 2.1%
Anheuser-Busch InBev S.A., ADR	52,270	4,973,490

		4,973,490

Biotechnology — 2.3%
Alexion Pharmaceuticals, Inc.(1)	33,280	3,259,443
BioMarin Pharmaceutical, Inc.(1)	31,820	2,144,668

		5,404,111

Capital Markets — 3.3%
BlackRock, Inc.	7,930	3,533,925
The Charles Schwab Corp.	103,320	4,321,876

		7,855,801

Chemicals — 3.3%
Ecolab, Inc.	21,930	4,343,017
Linde PLC	18,230	3,531,516

		7,874,533

Consumer Finance — 1.7%
American Express Co.	34,200	4,045,176

		4,045,176

Entertainment — 2.6%
The Walt Disney Co.	46,670	6,082,034

		6,082,034

Equity Real Estate Investment — 1.9%
Equinix, Inc. REIT	7,820	4,510,576

		4,510,576

Food & Staples Retailing — 1.8%
Costco Wholesale Corp.	14,880	4,287,077

		4,287,077

Food Products — 1.0%
McCormick & Co., Inc.	15,573	2,434,060

		2,434,060

Health Care Providers & Services — 2.8%
UnitedHealth Group, Inc.	30,660	6,663,031

		6,663,031

Hotels, Restaurants & Leisure — 0.9%
Chipotle Mexican Grill, Inc.(1)	2,470	2,075,961

		2,075,961

Industrial Conglomerates — 2.2%
Honeywell International, Inc.	30,350	5,135,220

		5,135,220

Interactive Media & Services — 9.3%
Alphabet, Inc., Class A(1)	2,382	2,908,755
Alphabet, Inc., Class C(1)	6,002	7,316,438
Facebook, Inc., Class A(1)	65,800	11,717,664

		21,942,857

Internet & Direct Marketing Retail — 9.7%
Alibaba Group Holding Ltd., ADR(1)	23,680	3,960,007

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

September 30, 2019 (unaudited)	Shares	Value

Common Stocks — (continued)
Internet & Direct Marketing Retail — (continued)
Amazon.com, Inc.(1)	8,302	$14,411,525
Booking Holdings, Inc.(1)	1,310	2,571,019
GrubHub, Inc.(1)	33,620	1,889,780

		22,832,331

IT Services — 8.0%
Akamai Technologies, Inc.(1)	58,150	5,313,747
Fidelity National Information Services, Inc.	22,520	2,989,755
Visa, Inc., Class A	61,600	10,595,816

		18,899,318

Life Sciences Tools & Services — 2.6%
Thermo Fisher Scientific, Inc.	21,080	6,139,972

		6,139,972

Media — 2.2%
Comcast Corp., Class A	113,110	5,098,999

		5,098,999

Oil, Gas & Consumable Fuels — 1.1%
Pioneer Natural Resources Co.	20,615	2,592,749

		2,592,749

Pharmaceuticals — 4.5%
Johnson & Johnson	32,160	4,160,861
Zoetis, Inc.	52,240	6,508,581

		10,669,442

Professional Services — 1.8%
IHS Markit Ltd.(1)	63,517	4,248,017

		4,248,017

Road & Rail — 1.1%
Uber Technologies, Inc.(1)	81,980	2,497,931

		2,497,931

Semiconductors & Semiconductor Equipment — 5.3%
NVIDIA Corp.	16,200	2,819,934
QUALCOMM, Inc.	66,900	5,103,132
Texas Instruments, Inc.	34,710	4,485,920

		12,408,986

Software — 15.0%
Adobe, Inc.(1)	24,060	6,646,575
Microsoft Corp.	86,780	12,065,023
Nutanix, Inc., Class A(1)	67,590	1,774,238
Oracle Corp.	93,370	5,138,151
Palo Alto Networks, Inc.(1)	17,670	3,601,676
Splunk, Inc.(1)	30,195	3,558,783
VMware, Inc., Class A	17,500	2,626,050

		35,410,496

Specialty Retail — 4.0%
Advance Auto Parts, Inc.	25,660	4,244,164
The Home Depot, Inc.	22,500	5,220,450

		9,464,614

Technology Hardware, Storage & Peripherals — 2.4%
Apple, Inc.	25,510	5,713,475

		5,713,475

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

September 30, 2019 (unaudited)	Shares	Value

Common Stocks — (continued)
Trading Companies & Distributors — 2.0%
WW Grainger, Inc.	15,600	$4,635,540

		4,635,540

Total Common Stocks (Cost $198,976,674)		231,269,503

	Principal Amount	Value

Short–Term Investment — 1.9%
Repurchase Agreements — 1.9%
Fixed Income Clearing Corp., 0.25%, dated 9/30/2019, proceeds at maturity value of $4,431,031, due 10/1/2019(2)	$4,431,000	4,431,000

Total Repurchase Agreements (Cost $4,431,000)		4,431,000

Total Investments — 99.9% (Cost $203,407,674)		235,700,503

Assets in excess of other liabilities — 0.1%		137,416

Total Net Assets — 100.0%		$235,837,919

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	1.75%	5/15/2022	$4,475,000	$4,522,891

Legend:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

The following is a summary of the inputs used as of September 30, 2019 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$231,269,503	$—	$—	$231,269,503
Repurchase Agreements	—	4,431,000	—	4,431,000

Total	$231,269,503	$4,431,000	$—	$235,700,503

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

September 30, 2019 (unaudited)	Shares	Value

Common Stocks — 99.3%
Aerospace & Defense — 1.4%
Raytheon Co.	13,281	$2,605,599

		2,605,599

Beverages — 2.6%
Constellation Brands, Inc., Class A	12,872	2,668,108
Monster Beverage Corp.(1)	36,112	2,096,663

		4,764,771

Biotechnology — 2.3%
Neurocrine Biosciences, Inc.(1)	16,306	1,469,334
Seattle Genetics, Inc.(1)	16,724	1,428,229
Vertex Pharmaceuticals, Inc.(1)	8,292	1,404,831

		4,302,394

Building Products — 1.1%
Fortune Brands Home & Security, Inc.	39,063	2,136,746

		2,136,746

Capital Markets — 1.0%
Intercontinental Exchange, Inc.	20,565	1,897,533

		1,897,533

Chemicals — 1.9%
PPG Industries, Inc.	18,229	2,160,319
The Sherwin-Williams Co.	2,391	1,314,739

		3,475,058

Commercial Services & Supplies — 0.8%
Copart, Inc.(1)	19,086	1,533,178

		1,533,178

Consumer Finance — 1.9%
American Express Co.	17,385	2,056,298
Capital One Financial Corp.	16,037	1,459,046

		3,515,344

Diversified Telecommunication Services — 1.3%
Verizon Communications, Inc.	40,347	2,435,345

		2,435,345

Electrical Equipment — 1.8%
AMETEK, Inc.	20,321	1,865,874
Eaton Corp. PLC	18,096	1,504,683

		3,370,557

Electronic Equipment, Instruments & Components — 0.9%
CDW Corp.	13,977	1,722,525

		1,722,525

Entertainment — 2.2%
Activision Blizzard, Inc.	39,603	2,095,791
The Walt Disney Co.	15,424	2,010,055

		4,105,846

Equity Real Estate Investment — 1.3%
American Tower Corp. REIT	11,058	2,445,256

		2,445,256

Food & Staples Retailing — 1.9%
Costco Wholesale Corp.	11,955	3,444,355

		3,444,355

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

September 30, 2019 (unaudited)	Shares	Value

Common Stocks — (continued)
Health Care Equipment & Supplies — 4.8%
Baxter International, Inc.	34,336	$3,003,370
Boston Scientific Corp.(1)	51,567	2,098,261
Edwards Lifesciences Corp.(1)	8,638	1,899,583
Teleflex, Inc.	5,600	1,902,600

		8,903,814

Health Care Providers & Services — 2.1%
UnitedHealth Group, Inc.	17,934	3,897,417

		3,897,417

Hotels, Restaurants & Leisure — 1.2%
Hilton Worldwide Holdings, Inc.	23,841	2,219,835

		2,219,835

Household Products — 1.3%
Colgate-Palmolive Co.	33,816	2,485,814

		2,485,814

Insurance — 0.9%
The Allstate Corp.	15,213	1,653,349

		1,653,349

Interactive Media & Services — 10.3%
Alphabet, Inc., Class A(1)	7,335	8,957,062
Alphabet, Inc., Class C(1)	2,703	3,294,957
Facebook, Inc., Class A(1)	38,114	6,787,341

		19,039,360

Internet & Direct Marketing Retail — 6.8%
Amazon.com, Inc.(1)	5,736	9,957,180
Booking Holdings, Inc.(1)	876	1,719,246
Wayfair, Inc., Class A(1)	7,932	889,336

		12,565,762

IT Services — 10.1%
EPAM Systems, Inc.(1)	7,363	1,342,422
FleetCor Technologies, Inc.(1)	11,399	3,269,005
Global Payments, Inc.	18,628	2,961,852
GoDaddy, Inc., Class A(1)	39,751	2,622,771
MasterCard, Inc., Class A	21,107	5,732,028
PayPal Holdings, Inc.(1)	26,565	2,751,869

		18,679,947

Life Sciences Tools & Services — 1.6%
Thermo Fisher Scientific, Inc.	9,907	2,885,612

		2,885,612

Machinery — 3.5%
Illinois Tool Works, Inc.	14,089	2,204,788
Nordson Corp.	12,912	1,888,509
Snap-on, Inc.	8,594	1,345,305
The Middleby Corp.(1)	9,776	1,142,814

		6,581,416

Oil, Gas & Consumable Fuels — 0.4%
Continental Resources, Inc.(1)	24,395	751,122

		751,122

Pharmaceuticals — 0.8%
Allergan PLC	9,122	1,535,141

		1,535,141

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

September 30, 2019 (unaudited)	Shares	Value

Common Stocks — (continued)
Professional Services — 1.4%
Equifax, Inc.	9,244	$1,300,354
IHS Markit Ltd.(1)	19,641	1,313,590

		2,613,944

Road & Rail — 1.1%
Norfolk Southern Corp.	8,287	1,488,843
Uber Technologies, Inc.(1)	20,160	614,275

		2,103,118

Semiconductors & Semiconductor Equipment — 3.3%
Advanced Micro Devices, Inc.(1)	68,058	1,973,001
Marvell Technology Group Ltd.	62,145	1,551,761
Micron Technology, Inc.(1)	36,889	1,580,694
ON Semiconductor Corp.(1)	55,584	1,067,768

		6,173,224

Software — 14.7%
Adobe, Inc.(1)	10,978	3,032,673
DocuSign, Inc.(1)	25,171	1,558,588
Guidewire Software, Inc.(1)	15,640	1,648,143
Microsoft Corp.	85,970	11,952,409
salesforce.com, Inc.(1)	24,316	3,609,467
ServiceNow, Inc.(1)	8,509	2,160,010
SS&C Technologies Holdings, Inc.	38,137	1,966,725
Workday, Inc., Class A(1)	7,800	1,325,688

		27,253,703

Specialty Retail — 1.4%
The TJX Cos., Inc.	46,140	2,571,844

		2,571,844

Technology Hardware, Storage & Peripherals — 5.9%
Apple, Inc.	49,098	10,996,479

		10,996,479

Textiles, Apparel & Luxury Goods — 5.3%
NIKE, Inc., Class B	42,429	3,984,931
PVH Corp.	21,635	1,908,856
Under Armour, Inc., Class C(1)	91,598	1,660,672
VF Corp.	25,029	2,227,331

		9,781,790

Total Common Stocks (Cost $151,487,218)		184,447,198

	Principal Amount	Value

Short–Term Investment — 0.9%
Repurchase Agreements — 0.9%
Fixed Income Clearing Corp., 0.25%, dated 9/30/2019, proceeds at maturity value of $1,546,011, due 10/1/2019(2)	$1,546,000	1,546,000

Total Repurchase Agreements (Cost $1,546,000)		1,546,000

Total Investments — 100.2% (Cost $153,033,218)		185,993,198

Liabilities in excess of other assets — (0.2)%		(301,546)

Total Net Assets — 100.0%		$185,691,652

(1)	Non–income–producing security.

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	1.75%	5/15/2022	$1,565,000	$1,581,749

Legend:

REIT – Real Estate Investment Trust

The following is a summary of the inputs used as of September 30, 2019 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$184,447,198	$—	$—	$184,447,198
Repurchase Agreements	—	1,546,000	—	1,546,000

Total	$184,447,198	$1,546,000	$—	$185,993,198

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTEGRATED RESEARCH VIP FUND

September 30, 2019 (unaudited)	Shares	Value

Common Stocks — 97.4%
Aerospace & Defense — 3.9%
L3Harris Technologies, Inc.	747	$155,854
Northrop Grumman Corp.	503	188,519
Spirit AeroSystems Holdings, Inc., Class A	1,141	93,836

		438,209

Airlines — 1.5%
Delta Air Lines, Inc.	2,879	165,830

		165,830

Automobiles — 1.4%
General Motors Co.	4,105	153,855

		153,855

Banks — 8.6%
Bank of America Corp.	11,771	343,360
Citigroup, Inc.	3,649	252,073
JPMorgan Chase & Co.	2,531	297,874
Popular, Inc.	1,467	79,335

		972,642

Beverages — 2.1%
PepsiCo, Inc.	1,714	234,989

		234,989

Biotechnology — 1.8%
Alexion Pharmaceuticals, Inc.(1)	768	75,218
BioMarin Pharmaceutical, Inc.(1)	852	57,425
Vertex Pharmaceuticals, Inc.(1)	419	70,987

		203,630

Building Products — 1.1%
Masco Corp.	2,902	120,955

		120,955

Chemicals — 1.1%
Dow, Inc.	2,620	124,843

		124,843

Communications Equipment — 2.3%
Cisco Systems, Inc.	5,154	254,659

		254,659

Electric Utilities — 2.6%
American Electric Power Co., Inc.	1,640	153,652
Xcel Energy, Inc.	2,091	135,685

		289,337

Energy Equipment & Services — 0.6%
TechnipFMC PLC	2,711	65,444

		65,444

Entertainment — 3.5%
Electronic Arts, Inc.(1)	1,578	154,360
The Walt Disney Co.	1,848	240,831

		395,191

Equity Real Estate Investment — 4.0%
American Tower Corp. REIT	796	176,019
Equity LifeStyle Properties, Inc. REIT	1,191	159,118
Host Hotels & Resorts, Inc. REIT	6,555	113,336

		448,473

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTEGRATED RESEARCH VIP FUND

September 30, 2019 (unaudited)	Shares	Value

Common Stocks — (continued)
Food Products — 1.5%
Mondelez International, Inc., Class A	3,155	$174,535

		174,535

Health Care Equipment & Supplies — 4.8%
Abbott Laboratories	2,131	178,301
Baxter International, Inc.	1,786	156,221
Medtronic PLC	1,903	206,704

		541,226

Health Care Providers & Services — 1.5%
Cigna Corp.	1,093	165,907

		165,907

Household Products — 1.7%
Kimberly-Clark Corp.	1,384	196,597

		196,597

Insurance — 3.4%
Prudential Financial, Inc.	2,007	180,530
The Allstate Corp.	1,842	200,188

		380,718

Interactive Media & Services — 4.3%
Alphabet, Inc., Class C(1)	401	488,819

		488,819

Internet & Direct Marketing Retail — 4.5%
Amazon.com, Inc.(1)	262	454,808
Chewy, Inc., Class A(1)	1,931	47,464

		502,272

IT Services — 4.6%
International Business Machines Corp.	1,612	234,417
MasterCard, Inc., Class A	1,028	279,174

		513,591

Machinery — 1.1%
Ingersoll-Rand PLC	1,014	124,935

		124,935

Media — 1.6%
Discovery, Inc., Class A(1)	5,017	133,603
DISH Network Corp., Class A(1)	1,552	52,876

		186,479

Metals & Mining — 1.0%
Barrick Gold Corp.	6,657	115,366

		115,366

Multi-Utilities — 1.2%
Ameren Corp.	1,723	137,926

		137,926

Oil, Gas & Consumable Fuels — 3.6%
ConocoPhillips	2,430	138,461
EOG Resources, Inc.	1,618	120,088
Suncor Energy, Inc.	4,582	144,700

		403,249

Pharmaceuticals — 4.2%
Allergan PLC	428	72,028
Bristol-Myers Squibb Co.	1,850	93,814

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTEGRATED RESEARCH VIP FUND

September 30, 2019 (unaudited)	Shares	Value

Common Stocks — (continued)
Pharmaceuticals — (continued)
Johnson & Johnson	2,395	$309,865

		475,707

Road & Rail — 3.0%
Norfolk Southern Corp.	806	144,806
Union Pacific Corp.	1,167	189,031

		333,837

Semiconductors & Semiconductor Equipment — 4.2%
Broadcom, Inc.	740	204,292
NVIDIA Corp.	637	110,882
NXP Semiconductors N.V.	1,457	158,988

		474,162

Software — 8.3%
Adobe, Inc.(1)	807	222,934
Microsoft Corp.	4,281	595,187
Palo Alto Networks, Inc.(1)	599	122,094

		940,215

Specialty Retail — 2.7%
The Home Depot, Inc.	1,336	309,979

		309,979

Technology Hardware, Storage & Peripherals — 2.6%
Apple, Inc.	1,318	295,192

		295,192

Textiles, Apparel & Luxury Goods — 0.4%
Canada Goose Holdings, Inc.(1)	1,011	44,454

		44,454

Tobacco — 1.5%
Philip Morris International, Inc.	2,162	164,161

		164,161

Wireless Telecommunication Services — 1.2%
T-Mobile U.S., Inc.(1)	1,693	133,358

		133,358

Total Common Stocks (Cost $10,187,873)		10,970,742

Total Investments — 97.4% (Cost $10,187,873)		10,970,742

Assets in excess of other liabilities — 2.6%		288,551

Total Net Assets — 100.0%		$11,259,293

(1)	Non–income–producing security.

Legend:

REIT – Real Estate Investment Trust

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTEGRATED RESEARCH VIP FUND

The following is a summary of the inputs used as of September 30, 2019 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$10,970,742	$—	$—	$10,970,742

Total	$10,970,742	$—	$—	$10,970,742

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN DIVERSIFIED RESEARCH VIP FUND

September 30, 2019 (unaudited)	Shares	Value

Common Stocks — 98.4%
Aerospace & Defense — 2.5%
General Dynamics Corp.	4,176	$763,081
Northrop Grumman Corp.	1,827	684,741
Raytheon Co.	3,415	669,989
The Boeing Co.	2,101	799,367
TransDigm Group, Inc.	776	404,040
United Technologies Corp.	5,484	748,676

		4,069,894

Air Freight & Logistics — 0.1%
FedEx Corp.	1,423	207,146

		207,146

Airlines — 0.3%
Air Canada (Canada)(1)	13,163	429,311

		429,311

Automobiles — 1.2%
General Motors Co.	51,565	1,932,656

		1,932,656

Banks — 6.0%
Bank of America Corp.	111,430	3,250,413
Citigroup, Inc.	37,548	2,593,816
JPMorgan Chase & Co.	13,361	1,572,456
The PNC Financial Services Group, Inc.	10,535	1,476,586
Wells Fargo & Co.	17,798	897,731

		9,791,002

Beverages — 2.2%
PepsiCo, Inc.	4,658	638,612
The Coca-Cola Co.	53,314	2,902,414

		3,541,026

Biotechnology — 2.3%
AbbVie, Inc.	14,385	1,089,232
Amgen, Inc.	5,333	1,031,989
Biogen, Inc.(1)	1,001	233,053
Gilead Sciences, Inc.	5,822	368,998
The Medicines Co.(1)	10,357	517,850
Vertex Pharmaceuticals, Inc.(1)	2,835	480,306

		3,721,428

Building Products — 1.0%
Fortune Brands Home & Security, Inc.	19,205	1,050,514
Johnson Controls International PLC	14,817	650,318

		1,700,832

Capital Markets — 4.0%
Apollo Global Management, Inc.	15,428	583,487
BlackRock, Inc.	1,896	844,933
E*TRADE Financial Corp.	21,390	934,529
EQT AB (Sweden)(1)	7,817	69,459
Intercontinental Exchange, Inc.	8,128	749,971
KKR & Co., Inc., Class A	26,723	717,513
Raymond James Financial, Inc.	10,416	858,903
The Goldman Sachs Group, Inc.	8,401	1,740,939

		6,499,734

Chemicals — 1.8%
Dow, Inc.	8,879	423,084
DuPont de Nemours, Inc.	4,086	291,373
Ecolab, Inc.	1,608	318,448
Linde PLC	4,227	818,855

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN DIVERSIFIED RESEARCH VIP FUND

September 30, 2019 (unaudited)	Shares	Value

Common Stocks — (continued)
Chemicals — (continued)
The Sherwin-Williams Co.	2,091	$1,149,778

		3,001,538

Commercial Services & Supplies — 0.2%
Waste Connections, Inc.	3,135	288,420

		288,420

Communications Equipment — 0.2%
Cisco Systems, Inc.	5,024	248,236

		248,236

Construction Materials — 0.2%
Summit Materials, Inc., Class A(1)	11,140	247,308

		247,308

Containers & Packaging — 0.6%
Avery Dennison Corp.	2,044	232,137
Ball Corp.	6,028	438,899
Packaging Corp. of America	2,115	224,401

		895,437

Diversified Telecommunication Services — 0.8%
AT&T, Inc.	35,363	1,338,136

		1,338,136

Electric Utilities — 3.2%
American Electric Power Co., Inc.	17,601	1,649,037
Duke Energy Corp.	7,273	697,190
Edison International	5,855	441,584
Exelon Corp.	26,829	1,296,109
NextEra Energy, Inc.	4,719	1,099,480

		5,183,400

Electrical Equipment — 0.8%
Eaton Corp. PLC	16,032	1,333,061

		1,333,061

Entertainment — 4.0%
Activision Blizzard, Inc.	43,849	2,320,489
DouYu International Holdings Ltd., ADR(1)	55,585	455,241
NetEase, Inc., ADR (Cayman Islands)	3,526	938,550
Netflix, Inc.(1)	5,385	1,441,134
The Walt Disney Co.	10,540	1,373,573

		6,528,987

Equity Real Estate Investment — 1.7%
Gaming and Leisure Properties, Inc. REIT	38,167	1,459,506
SBA Communications Corp. REIT	5,698	1,374,073

		2,833,579

Food & Staples Retailing — 2.0%
BJ’s Wholesale Club Holdings, Inc.(1)	13,088	338,587
Costco Wholesale Corp.	2,631	758,017
Walmart, Inc.	18,718	2,221,452

		3,318,056

Food Products — 1.5%
Archer-Daniels-Midland Co.	3,653	150,029
Kellogg Co.	3,603	231,853
McCormick & Co., Inc.	4,246	663,650
The Hershey Co.	5,326	825,477
Tyson Foods, Inc., Class A	6,762	582,478

		2,453,487

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN DIVERSIFIED RESEARCH VIP FUND

September 30, 2019 (unaudited)	Shares	Value

Common Stocks — (continued)
Health Care Equipment & Supplies — 3.5%
Abbott Laboratories	12,614	$1,055,413
Baxter International, Inc.	6,802	594,971
Becton Dickinson and Co.	2,673	676,162
Boston Scientific Corp.(1)	17,495	711,872
Danaher Corp.	7,753	1,119,766
Edwards Lifesciences Corp.(1)	2,399	527,564
Medtronic PLC	6,400	695,168
The Cooper Cos., Inc.	1,252	371,844

		5,752,760

Health Care Providers & Services — 2.4%
Cigna Corp.	12,319	1,869,901
CVS Health Corp.	5,905	372,428
McKesson Corp.	2,672	365,156
UnitedHealth Group, Inc.	5,756	1,250,894

		3,858,379

Hotels, Restaurants & Leisure — 2.2%
Aramark	7,697	335,435
Chipotle Mexican Grill, Inc.(1)	993	834,587
Hilton Worldwide Holdings, Inc.	10,200	949,722
Wynn Resorts Ltd.	6,520	708,854
Yum China Holdings, Inc.	17,197	781,260

		3,609,858

Household Products — 2.1%
The Procter & Gamble Co.	27,561	3,428,037

		3,428,037

Independent Power and Renewable Electricity Producers — 0.8%
NRG Energy, Inc.	34,572	1,369,051

		1,369,051

Industrial Conglomerates — 1.9%
3M Co.	2,370	389,628
General Electric Co.	50,656	452,865
Honeywell International, Inc.	10,448	1,767,802
Roper Technologies, Inc.	1,414	504,232

		3,114,527

Insurance — 3.4%
American International Group, Inc.	32,711	1,822,002
Assured Guaranty Ltd.	45,669	2,030,444
AXA S.A. (France)	11,364	290,469
Prudential PLC (United Kingdom)	76,828	1,395,270

		5,538,185

Interactive Media & Services — 5.4%
Alphabet, Inc., Class A(1)	4,611	5,630,676
Facebook, Inc., Class A(1)	17,936	3,194,043

		8,824,719

Internet & Direct Marketing Retail — 3.9%
Amazon.com, Inc.(1)	2,901	5,035,875
Booking Holdings, Inc.(1)	681	1,336,537

		6,372,412

IT Services — 4.9%
Fidelity National Information Services, Inc.	17,136	2,274,975
Fiserv, Inc.(1)	13,688	1,417,940
MasterCard, Inc., Class A	7,678	2,085,114
Visa, Inc., Class A	13,147	2,261,416

		8,039,445

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN DIVERSIFIED RESEARCH VIP FUND

September 30, 2019 (unaudited)	Shares	Value

Common Stocks — (continued)
Life Sciences Tools & Services — 0.9%
Illumina, Inc.(1)	1,897	$577,105
Thermo Fisher Scientific, Inc.	2,911	847,887

		1,424,992

Machinery — 0.7%
Deere & Co.	2,995	505,197
Stanley Black & Decker, Inc.	3,983	575,185

		1,080,382

Media — 1.0%
Charter Communications, Inc., Class A(1)	3,984	1,641,886

		1,641,886

Metals & Mining — 0.9%
Anglo American PLC (United Kingdom)	23,868	549,858
Freeport-McMoRan, Inc.	88,668	848,553

		1,398,411

Multi-Utilities — 0.4%
Ameren Corp.	8,559	685,148

		685,148

Oil, Gas & Consumable Fuels — 4.2%
BP PLC (United Kingdom)	330,188	2,087,646
Cairn Energy PLC (United Kingdom)(1)	183,662	432,348
Cenovus Energy, Inc. (Canada)	217,444	2,040,102
Encana Corp. (Canada)	104,164	477,243
Enterprise Products Partners LP	46,678	1,334,057
Kosmos Energy Ltd.	72,128	450,079

		6,821,475

Pharmaceuticals — 4.2%
Allergan PLC	2,532	426,110
Bristol-Myers Squibb Co.	8,303	421,045
Eli Lilly & Co.	6,077	679,591
Johnson & Johnson	13,892	1,797,347
Merck & Co., Inc.	22,727	1,913,159
Pfizer, Inc.	30,340	1,090,116
Zoetis, Inc.	4,626	576,354

		6,903,722

Professional Services — 0.2%
CoStar Group, Inc.(1)	561	332,785

		332,785

Road & Rail — 1.2%
Norfolk Southern Corp.	3,805	683,606
Union Pacific Corp.	7,523	1,218,576

		1,902,182

Semiconductors & Semiconductor Equipment — 3.4%
NXP Semiconductors N.V.	21,040	2,295,885
ON Semiconductor Corp.(1)	71,453	1,372,612
Texas Instruments, Inc.	14,028	1,812,979

		5,481,476

Software — 6.9%
Adobe, Inc.(1)	5,888	1,626,560
Dassault Systemes SE (France)	5,568	793,203
Microsoft Corp.	53,452	7,431,431
salesforce.com, Inc.(1)	9,452	1,403,055

		11,254,249

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN DIVERSIFIED RESEARCH VIP FUND

September 30, 2019 (unaudited)	Shares	Value

Common Stocks — (continued)
Specialty Retail — 3.1%
Advance Auto Parts, Inc.	1,810	$299,374
Burlington Stores, Inc.(1)	1,127	225,197
CarMax, Inc.(1)	7,862	691,856
The Home Depot, Inc.	13,134	3,047,351
The TJX Cos., Inc.	11,363	633,373
Ulta Beauty, Inc.(1)	658	164,928

		5,062,079

Technology Hardware, Storage & Peripherals — 2.7%
Apple, Inc.	19,573	4,383,765

		4,383,765

Textiles, Apparel & Luxury Goods — 0.9%
Levi Strauss & Co., Class A(1)	20,407	388,550
NIKE, Inc., Class B	11,247	1,056,318

		1,444,868

Trading Companies & Distributors — 0.6%
United Rentals, Inc.(1)	4,067	506,911
Yellow Cake PLC (United Kingdom)(1)(2)	178,563	437,151

		944,062

Total Common Stocks (Cost $144,522,203)		160,231,529

Exchange–Traded Funds — 1.0%
SPDR S&P 500 ETF Trust	5,583	1,656,867

Total Exchange–Traded Funds (Cost $1,633,781)		1,656,867

	Principal Amount	Value

Short–Term Investment — 0.8%
Repurchase Agreements — 0.8%
Fixed Income Clearing Corp., 0.25%, dated 9/30/2019, proceeds at maturity value of $1,283,009, due 10/1/2019(3)	$1,283,000	1,283,000

Total Repurchase Agreements (Cost $1,283,000)		1,283,000

Total Investments — 100.2% (Cost $147,438,984)		163,171,396

Liabilities in excess of other assets — (0.2)%		(317,958)

Total Net Assets — 100.0%		$162,853,438

(1)	Non–income–producing security.
(2)

Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At September 30, 2019, the aggregate market value of these securities amounted to $437,151, representing 0.3% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(3)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	1.75%	5/31/2022	$1,300,000	$1,312,516

Legend:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN DIVERSIFIED RESEARCH VIP FUND

The following is a summary of the inputs used as of September 30, 2019 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks	$154,245,584	$5,985,945	*	$—	$160,231,529
Exchange–Traded Funds	1,656,867	—		—	1,656,867
Repurchase Agreements	—	1,283,000		—	1,283,000

Total	$155,902,451	$7,268,945		$—	$163,171,396

*

Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Notes to Schedule of Investments). These investments in securities were classified as Level 2 rather than Level 1.

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

September 30, 2019 (unaudited)	Shares	Value

Common Stocks — 99.2%
Aerospace & Defense — 2.2%
United Technologies Corp.	33,481	$4,570,826

		4,570,826

Air Freight & Logistics — 2.4%
CH Robinson Worldwide, Inc.	12,602	1,068,398
United Parcel Service, Inc., Class B	31,997	3,833,880

		4,902,278

Airlines — 1.6%
Delta Air Lines, Inc.	30,217	1,740,499
Southwest Airlines Co.	29,782	1,608,526

		3,349,025

Banks — 13.1%
Bank of America Corp.	271,674	7,924,731
BB&T Corp.	26,769	1,428,661
Citigroup, Inc.	68,753	4,749,457
JPMorgan Chase & Co.	53,382	6,282,528
SunTrust Banks, Inc.	20,978	1,443,286
Wells Fargo & Co.	106,022	5,347,750

		27,176,413

Biotechnology — 0.8%
Biogen, Inc.(1)	6,619	1,541,036

		1,541,036

Building Products — 0.8%
Owens Corning	26,368	1,666,458

		1,666,458

Capital Markets — 0.3%
The Charles Schwab Corp.	15,657	654,932

		654,932

Chemicals — 2.6%
DuPont de Nemours, Inc.	33,825	2,412,061
FMC Corp.	18,636	1,634,004
The Mosaic Co.	68,672	1,407,776

		5,453,841

Communications Equipment — 1.7%
Cisco Systems, Inc.	69,279	3,423,075

		3,423,075

Construction Materials — 0.9%
CRH PLC, ADR	56,766	1,950,480

		1,950,480

Consumer Finance — 0.6%
Discover Financial Services	15,686	1,271,978

		1,271,978

Diversified Financial Services — 4.6%
Berkshire Hathaway, Inc., Class B(1)	45,505	9,465,950

		9,465,950

Diversified Telecommunication Services — 2.5%
Verizon Communications, Inc.	85,828	5,180,578

		5,180,578

Electric Utilities — 1.2%
Edison International	32,087	2,420,002

		2,420,002

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

September 30, 2019 (unaudited)	Shares	Value

Common Stocks — (continued)
Electrical Equipment — 1.3%
Eaton Corp. PLC	32,579	$2,708,944

		2,708,944

Energy Equipment & Services — 0.0%
Apergy Corp.(1)	3,140	84,937

		84,937

Equity Real Estate Investment — 1.3%
Equity Residential REIT	16,653	1,436,488
Essex Property Trust, Inc. REIT	3,902	1,274,588

		2,711,076

Food Products — 2.2%
Mondelez International, Inc., Class A	55,472	3,068,711
Tyson Foods, Inc., Class A	17,660	1,521,232

		4,589,943

Health Care Equipment & Supplies — 2.9%
Medtronic PLC	40,349	4,382,709
Zimmer Biomet Holdings, Inc.	11,978	1,644,220

		6,026,929

Health Care Providers & Services — 9.4%
Anthem, Inc.	11,118	2,669,432
Cigna Corp.	27,115	4,115,786
CVS Health Corp.	40,573	2,558,939
Humana, Inc.	3,791	969,245
McKesson Corp.	14,400	1,967,904
Quest Diagnostics, Inc.	24,456	2,617,526
UnitedHealth Group, Inc.	12,488	2,713,892
Universal Health Services, Inc., Class B	12,654	1,882,282

		19,495,006

Hotels, Restaurants & Leisure — 1.7%
Las Vegas Sands Corp.	39,816	2,299,772
Wyndham Destinations, Inc.	17,946	825,875
Wyndham Hotels & Resorts, Inc.	8,164	422,405

		3,548,052

Household Durables — 1.1%
Lennar Corp., Class A	22,044	1,231,157
Toll Brothers, Inc.	25,595	1,050,675

		2,281,832

Household Products — 2.7%
The Procter & Gamble Co.	45,687	5,682,549

		5,682,549

Insurance — 9.1%
American International Group, Inc.	82,695	4,606,112
Aon PLC	8,032	1,554,754
Chubb Ltd.	28,826	4,653,670
Everest Re Group Ltd.	8,669	2,306,734
The Allstate Corp.	30,831	3,350,713
The Travelers Cos., Inc.	15,877	2,360,751

		18,832,734

Interactive Media & Services — 2.2%
Alphabet, Inc., Class A(1)	3,751	4,580,496

		4,580,496

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

September 30, 2019 (unaudited)	Shares	Value

Common Stocks — (continued)
Internet & Direct Marketing Retail — 0.9%
Booking Holdings, Inc.(1)	912	$1,789,900

		1,789,900

Machinery — 1.0%
Dover Corp.	20,437	2,034,708

		2,034,708

Media — 5.2%
Altice USA, Inc., Class A(1)	34,644	993,590
Comcast Corp., Class A	141,762	6,390,631
FOX Corp., Class A	67,502	2,128,675
Liberty Global PLC, Class C(1)	56,562	1,345,610

		10,858,506

Metals & Mining — 1.6%
Barrick Gold Corp.	185,005	3,206,137

		3,206,137

Oil, Gas & Consumable Fuels — 9.7%
Chevron Corp.	15,228	1,806,041
Cimarex Energy Co.	35,846	1,718,457
ConocoPhillips	53,338	3,039,199
Marathon Petroleum Corp.	52,235	3,173,276
Noble Energy, Inc.	100,586	2,259,162
Pioneer Natural Resources Co.	7,730	972,202
Royal Dutch Shell PLC, Class A, ADR	40,783	2,400,080
TOTAL S.A., ADR	37,838	1,967,576
Valero Energy Corp.	32,039	2,731,004

		20,066,997

Pharmaceuticals — 2.2%
Novo Nordisk A/S, ADR	14,914	771,054
Pfizer, Inc.	106,552	3,828,413

		4,599,467

Road & Rail — 2.3%
Kansas City Southern	18,852	2,507,505
Union Pacific Corp.	14,485	2,346,280

		4,853,785

Semiconductors & Semiconductor Equipment — 2.7%
KLA Corp.	11,342	1,808,482
Lam Research Corp.	5,709	1,319,407
NXP Semiconductors N.V.	22,586	2,464,584

		5,592,473

Software — 2.8%
Microsoft Corp.	8,651	1,202,749
Oracle Corp.	54,612	3,005,298
Symantec Corp.	63,946	1,511,044

		5,719,091

Specialty Retail — 1.6%
AutoZone, Inc.(1)	2,337	2,534,757
Best Buy Co., Inc.	12,066	832,433

		3,367,190

Total Common Stocks (Cost $195,480,647)		205,657,624

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

September 30, 2019 (unaudited)	Principal Amount	Value

Short–Term Investment — 0.7%
Repurchase Agreements — 0.7%
Fixed Income Clearing Corp., 0.25%, dated 9/30/2019, proceeds at maturity value of $1,334,009, due 10/1/2019(2)	$1,334,000	$1,334,000

Total Repurchase Agreements (Cost $1,334,000)		1,334,000

Total Investments — 99.9% (Cost $196,814,647)		206,991,624

Assets in excess of other liabilities — 0.1%		252,042

Total Net Assets — 100.0%		$207,243,666

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	1.75%	5/31/2022	$1,350,000	$1,362,998

Legend:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

The following is a summary of the inputs used as of September 30, 2019 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$205,657,624	$—	$—	$205,657,624
Repurchase Agreements	—	1,334,000	—	1,334,000

Total	$205,657,624	$1,334,000	$—	$206,991,624

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN GROWTH & INCOME VIP FUND

September 30, 2019 (unaudited)	Shares	Value

Common Stocks — 96.0%
Aerospace & Defense — 3.4%
Curtiss-Wright Corp.	10,001	$1,293,829
Raytheon Co.	25,613	5,025,015

		6,318,844

Airlines — 2.4%
Alaska Air Group, Inc.	5,742	372,713
Delta Air Lines, Inc.	37,063	2,134,829
Southwest Airlines Co.	35,039	1,892,456

		4,399,998

Auto Components — 1.2%
BorgWarner, Inc.	34,073	1,249,797
Gentex Corp.	35,366	973,803

		2,223,600

Banks — 7.6%
Citigroup, Inc.	60,900	4,206,972
JPMorgan Chase & Co.	52,543	6,183,786
Wells Fargo & Co.	71,773	3,620,230

		14,010,988

Biotechnology — 5.3%
Alexion Pharmaceuticals, Inc.(1)	14,230	1,393,686
Amgen, Inc.	7,189	1,391,143
Biogen, Inc.(1)	6,320	1,471,423
Celgene Corp.(1)	23,214	2,305,150
Gilead Sciences, Inc.	51,191	3,244,486

		9,805,888

Capital Markets — 3.6%
Northern Trust Corp.	23,551	2,197,779
TD Ameritrade Holding Corp.	34,922	1,630,858
The Goldman Sachs Group, Inc.	13,426	2,782,270

		6,610,907

Chemicals — 0.5%
LyondellBasell Industries N.V., Class A	10,802	966,455

		966,455

Communications Equipment — 3.1%
Cisco Systems, Inc.	71,195	3,517,745
F5 Networks, Inc.(1)	15,861	2,227,202

		5,744,947

Construction & Engineering — 0.8%
EMCOR Group, Inc.	16,688	1,437,171

		1,437,171

Consumer Finance — 2.3%
Capital One Financial Corp.	47,262	4,299,897

		4,299,897

Diversified Financial Services — 3.6%
Berkshire Hathaway, Inc., Class B(1)	32,137	6,685,139

		6,685,139

Diversified Telecommunication Services — 5.3%
AT&T, Inc.	66,403	2,512,689
Verizon Communications, Inc.	120,721	7,286,720

		9,799,409

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN GROWTH & INCOME VIP FUND

September 30, 2019 (unaudited)	Shares	Value

Common Stocks — (continued)
Electric Utilities — 0.7%
Exelon Corp.	24,981	$1,206,832

		1,206,832

Electrical Equipment — 0.5%
Hubbell, Inc.	6,503	854,494

		854,494

Electronic Equipment, Instruments & Components — 2.7%
Dolby Laboratories, Inc., Class A	37,585	2,429,494
FLIR Systems, Inc.	17,515	921,114
Keysight Technologies, Inc.(1)	7,454	724,901
Littelfuse, Inc.	5,389	955,524

		5,031,033

Energy Equipment & Services — 0.5%
Dril-Quip, Inc.(1)	18,179	912,222

		912,222

Equity Real Estate Investment — 3.1%
Mid-America Apartment Communities, Inc. REIT	9,930	1,290,999
Regency Centers Corp. REIT	62,610	4,350,769

		5,641,768

Food & Staples Retailing — 3.9%
Walmart, Inc.	60,592	7,191,058

		7,191,058

Health Care Providers & Services — 4.2%
Anthem, Inc.	10,071	2,418,047
Cigna Corp.	19,052	2,891,903
Quest Diagnostics, Inc.	22,913	2,452,379

		7,762,329

Household Durables — 3.2%
DR Horton, Inc.	68,095	3,589,287
Garmin Ltd.	26,063	2,207,276

		5,796,563

Insurance — 6.7%
Aflac, Inc.	28,084	1,469,355
Fidelity National Financial, Inc.	57,564	2,556,417
Reinsurance Group of America, Inc.	18,315	2,928,202
The Allstate Corp.	49,636	5,394,441

		12,348,415

Internet & Direct Marketing Retail — 1.8%
Expedia Group, Inc.	24,300	3,266,163

		3,266,163

IT Services — 1.6%
Akamai Technologies, Inc.(1)	21,369	1,952,699
Leidos Holdings, Inc.	7,933	681,286
MAXIMUS, Inc.	4,607	355,937

		2,989,922

Machinery — 2.5%
Altra Industrial Motion Corp.	26,080	722,285
Crane Co.	28,446	2,293,601
Parker-Hannifin Corp.	8,885	1,604,720

		4,620,606

Media — 4.3%
Comcast Corp., Class A	129,602	5,842,458

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN GROWTH & INCOME VIP FUND

September 30, 2019 (unaudited)	Shares	Value

Common Stocks — (continued)
Media — (continued)
Discovery, Inc., Class A(1)	77,499	$2,063,798

		7,906,256

Oil, Gas & Consumable Fuels — 6.9%
Apache Corp.	26,307	673,459
ConocoPhillips	73,301	4,176,691
Exxon Mobil Corp.	36,337	2,565,756
Noble Energy, Inc.	31,592	709,556
Phillips 66	44,089	4,514,714

		12,640,176

Pharmaceuticals — 6.0%
Pfizer, Inc.	156,119	5,609,356
Roche Holding AG, ADR	146,360	5,334,822

		10,944,178

Professional Services — 0.2%
Robert Half International, Inc.	5,508	306,575

		306,575

Real Estate Management & Development — 2.4%
CBRE Group, Inc., Class A(1)	81,261	4,307,646

		4,307,646

Road & Rail — 1.6%
Kansas City Southern	6,987	929,341
Knight-Swift Transportation Holdings, Inc.	21,241	771,048
Norfolk Southern Corp.	7,337	1,318,166

		3,018,555

Specialty Retail — 2.1%
Advance Auto Parts, Inc.	9,460	1,564,684
Murphy USA, Inc.(1)	26,709	2,278,278

		3,842,962

Technology Hardware, Storage & Peripherals — 0.5%
Apple, Inc.	3,889	871,019

		871,019

Tobacco — 1.5%
Philip Morris International, Inc.	36,594	2,778,582

		2,778,582

Total Common Stocks (Cost $165,205,303)		176,540,597

	Principal Amount	Value

Short–Term Investment — 4.0%
Repurchase Agreements — 4.0%
Fixed Income Clearing Corp., 0.25%, dated 9/30/2019, proceeds at maturity value of $7,468,052, due 10/1/2019(2)	$7,468,000	7,468,000

Total Repurchase Agreements (Cost $7,468,000)		7,468,000

Total Investments — 100.0% (Cost $172,673,303)		184,008,597

Liabilities in excess of other assets — (0.0)%		(86,590)

Total Net Assets — 100.0%		$183,922,007

(1)	Non–income–producing security.

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN GROWTH & INCOME VIP FUND

(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	1.75%	5/31/2022	$7,545,000	$7,617,643

Legend:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

The following is a summary of the inputs used as of September 30, 2019 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$176,540,597	$—	$—	$176,540,597
Repurchase Agreements	—	7,468,000	—	7,468,000

Total	$176,540,597	$7,468,000	$—	$184,008,597

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

September 30, 2019 (unaudited)	Shares	Value

Common Stocks — 98.6%
Aerospace & Defense — 3.6%
L3Harris Technologies, Inc.	8,500	$1,773,440
Teledyne Technologies, Inc.(1)	7,836	2,523,114

		4,296,554

Airlines — 0.7%
Ryanair Holdings PLC, ADR(1)	12,588	835,591

		835,591

Auto Components — 0.5%
Visteon Corp.(1)	7,136	589,005

		589,005

Banks — 0.5%
SVB Financial Group(1)	2,843	594,045

		594,045

Biotechnology — 2.2%
Celgene Corp.(1)	10,359	1,028,649
Neurocrine Biosciences, Inc.(1)	11,622	1,047,258
Sage Therapeutics, Inc.(1)	1,931	270,900
Sarepta Therapeutics, Inc.(1)	3,696	278,383

		2,625,190

Capital Markets — 5.7%
Cboe Global Markets, Inc.	7,350	844,588
LPL Financial Holdings, Inc.	32,183	2,635,788
MSCI, Inc.	3,857	839,862
TD Ameritrade Holding Corp.	55,547	2,594,045

		6,914,283

Commercial Services & Supplies — 3.4%
Cimpress N.V.(1)	13,117	1,729,345
Edenred (France)	19,084	916,434
Ritchie Bros Auctioneers, Inc.	36,050	1,438,395

		4,084,174

Consumer Finance — 0.6%
Synchrony Financial	22,029	750,969

		750,969

Containers & Packaging — 1.5%
Sealed Air Corp.	42,884	1,780,115

		1,780,115

Diversified Consumer Services — 1.9%
frontdoor, Inc.(1)	14,168	688,140
ServiceMaster Global Holdings, Inc.(1)	28,341	1,584,262

		2,272,402

Electrical Equipment — 2.5%
Sensata Technologies Holding PLC(1)	61,269	3,067,126

		3,067,126

Electronic Equipment, Instruments & Components — 6.0%
Belden, Inc.	13,614	726,171
Dolby Laboratories, Inc., Class A	19,424	1,255,567
Flex Ltd.(1)	104,148	1,089,909
National Instruments Corp.	35,587	1,494,298
TE Connectivity Ltd.	28,978	2,700,170

		7,266,115

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

September 30, 2019 (unaudited)	Shares	Value

Common Stocks — (continued)
Entertainment — 0.6%
Liberty Media Corp-Liberty Formula One, Class C(1)	16,159	$672,053

		672,053

Equity Real Estate Investment — 4.4%
Crown Castle International Corp. REIT	19,010	2,642,580
Lamar Advertising Co., Class A REIT	31,934	2,616,353

		5,258,933

Health Care Equipment & Supplies — 6.4%
Boston Scientific Corp.(1)	59,438	2,418,532
Dentsply Sirona, Inc.	5,757	306,906
ICU Medical, Inc.(1)	4,061	648,136
STERIS PLC	1,848	267,017
Teleflex, Inc.	3,098	1,052,545
The Cooper Cos., Inc.	7,995	2,374,515
Varian Medical Systems, Inc.(1)	5,955	709,181

		7,776,832

Hotels, Restaurants & Leisure — 3.4%
Aramark	28,114	1,225,208
Dunkin’ Brands Group, Inc.	22,669	1,799,012
Norwegian Cruise Line Holdings Ltd.(1)	21,964	1,137,076

		4,161,296

Industrial Conglomerates — 1.3%
Carlisle Cos., Inc.	10,649	1,549,855

		1,549,855

Insurance — 5.7%
Aon PLC	13,588	2,630,229
Intact Financial Corp. (Canada)	19,270	1,939,436
WR Berkley Corp.	31,670	2,287,524

		6,857,189

Internet & Direct Marketing Retail — 0.4%
Wayfair, Inc., Class A(1)	4,329	485,367

		485,367

IT Services — 12.6%
Amdocs Ltd.	28,443	1,880,367
Broadridge Financial Solutions, Inc.	17,145	2,133,352
Euronet Worldwide, Inc.(1)	4,413	645,622
Fidelity National Information Services, Inc.	14,576	1,935,110
Gartner, Inc.(1)	7,000	1,000,930
Global Payments, Inc.	16,676	2,651,484
GoDaddy, Inc., Class A(1)	27,877	1,839,325
WEX, Inc.(1)	15,492	3,130,468

		15,216,658

Life Sciences Tools & Services — 5.3%
IQVIA Holdings, Inc.(1)	11,459	1,711,745
PerkinElmer, Inc.	27,065	2,305,126
PRA Health Sciences, Inc.(1)	7,803	774,292
Waters Corp.(1)	7,206	1,608,595

		6,399,758

Machinery — 2.8%
Rexnord Corp.(1)	44,358	1,199,884
The Middleby Corp.(1)	6,853	801,116
Wabtec Corp.	18,954	1,362,034

		3,363,034

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

September 30, 2019 (unaudited)	Shares	Value

Common Stocks — (continued)
Media — 0.7%
Omnicom Group, Inc.	11,259	$881,580

		881,580

Pharmaceuticals — 1.2%
Catalent, Inc.(1)	26,250	1,251,075
Elanco Animal Health, Inc.(1)	8,897	236,571

		1,487,646

Professional Services — 3.9%
CoStar Group, Inc.(1)	2,305	1,367,326
IHS Markit Ltd.(1)	18,683	1,249,519
Verisk Analytics, Inc.	13,335	2,108,797

		4,725,642

Road & Rail — 0.9%
Old Dominion Freight Line, Inc.	6,633	1,127,411

		1,127,411

Semiconductors & Semiconductor Equipment — 8.0%
KLA Corp.	17,582	2,803,450
Lam Research Corp.	8,424	1,946,871
Microchip Technology, Inc.	29,234	2,716,131
ON Semiconductor Corp.(1)	81,415	1,563,982
Xilinx, Inc.	6,858	657,682

		9,688,116

Software — 8.3%
Atlassian Corp. PLC, Class A(1)	9,687	1,215,137
Constellation Software, Inc. (Canada)	3,330	3,325,727
Intuit, Inc.	2,491	662,457
Nice Ltd., ADR(1)	17,286	2,485,727
SS&C Technologies Holdings, Inc.	45,909	2,367,527

		10,056,575

Specialty Retail — 1.3%
CarMax, Inc.(1)	9,880	869,440
Williams-Sonoma, Inc.	9,590	651,928

		1,521,368

Textiles, Apparel & Luxury Goods — 1.7%
Gildan Activewear, Inc.	56,778	2,015,619

		2,015,619

Trading Companies & Distributors — 0.6%
Ferguson PLC (United Kingdom)	9,802	716,139

		716,139

Total Common Stocks (Cost $102,184,710)		119,036,640

	Principal Amount	Value

Short–Term Investment — 1.4%
Repurchase Agreements — 1.4%
Fixed Income Clearing Corp., 0.25%, dated 9/30/2019, proceeds at maturity value of $1,709,012, due 10/1/2019(2)	$1,709,000	1,709,000

Total Repurchase Agreements (Cost $1,709,000)		1,709,000

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

September 30, 2019 (unaudited)	Value

Total Investments — 100.0% (Cost $103,893,710)	$120,745,640

Liabilities in excess of other assets — (0.0)%	(27,467)

Total Net Assets — 100.0%	$120,718,173

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	1.75%	5/15/2022	$1,725,000	$1,743,461

Legend:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

The following is a summary of the inputs used as of September 30, 2019 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks	$117,404,067	$1,632,573	*	$—	$119,036,640
Repurchase Agreements	—	1,709,000		—	1,709,000

Total	$117,404,067	$3,341,573		$—	$120,745,640

*

Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Notes to Schedule of Investments). These investments in securities were classified as Level 2 rather than Level 1.

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MID CAP RELATIVE VALUE VIP FUND

September 30, 2019 (unaudited)	Shares	Value

Common Stocks — 95.8%
Auto Components — 1.1%
Aptiv PLC	29,491	$2,578,103

		2,578,103

Banks — 5.9%
Fifth Third Bancorp	142,032	3,888,836
PacWest Bancorp	80,583	2,928,386
Regions Financial Corp.	256,440	4,056,881
Zions Bancorporation N.A.	59,225	2,636,697

		13,510,800

Beverages — 2.1%
Molson Coors Brewing Co., Class B	83,601	4,807,058

		4,807,058

Building Products — 1.6%
AO Smith Corp.	26,298	1,254,678
Masco Corp.	11,284	470,317
Owens Corning	29,565	1,868,508

		3,593,503

Capital Markets — 1.0%
Northern Trust Corp.	25,212	2,352,784

		2,352,784

Chemicals — 2.0%
PPG Industries, Inc.	37,961	4,498,758

		4,498,758

Commercial Services & Supplies — 2.4%
Republic Services, Inc.	63,305	5,479,048

		5,479,048

Construction & Engineering — 2.9%
Jacobs Engineering Group, Inc.	71,806	6,570,249

		6,570,249

Containers & Packaging — 3.8%
International Paper Co.	55,851	2,335,689
Packaging Corp. of America	29,836	3,165,600
Sealed Air Corp.	74,924	3,110,095

		8,611,384

Electric Utilities — 3.8%
American Electric Power Co., Inc.	62,908	5,893,850
FirstEnergy Corp.	59,134	2,852,033

		8,745,883

Energy Equipment & Services — 2.0%
Baker Hughes a GE Co.	81,002	1,879,246
National Oilwell Varco, Inc.	102,388	2,170,626
Patterson-UTI Energy, Inc.	63,100	539,505

		4,589,377

Equity Real Estate Investment — 5.6%
American Campus Communities, Inc. REIT	75,177	3,614,510
Invitation Homes, Inc. REIT	146,881	4,349,146
Mid-America Apartment Communities, Inc. REIT	25,553	3,322,146
Park Hotels & Resorts, Inc. REIT	57,642	1,439,321

		12,725,123

Food Products — 1.0%
Lamb Weston Holdings, Inc.	31,600	2,297,952

		2,297,952

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MID CAP RELATIVE VALUE VIP FUND

September 30, 2019 (unaudited)	Shares	Value

Common Stocks — (continued)
Health Care Equipment & Supplies — 6.4%
Alcon, Inc.(1)	63,491	$3,700,890
STERIS PLC	16,936	2,447,083
Varian Medical Systems, Inc.(1)	38,006	4,526,134
Zimmer Biomet Holdings, Inc.	27,955	3,837,383

		14,511,490

Health Care Providers & Services — 3.0%
Humana, Inc.	17,554	4,488,031
Universal Health Services, Inc., Class B	16,419	2,442,326

		6,930,357

Hotels, Restaurants & Leisure — 1.8%
Vail Resorts, Inc.	10,216	2,324,753
Yum China Holdings, Inc.	42,057	1,910,649

		4,235,402

Household Durables — 2.6%
DR Horton, Inc.	55,737	2,937,897
Mohawk Industries, Inc.(1)	23,779	2,950,261

		5,888,158

Industrial Conglomerates — 1.8%
Carlisle Cos., Inc.	28,599	4,162,298

		4,162,298

Insurance — 12.5%
Arch Capital Group Ltd.(1)	130,438	5,475,787
Brown & Brown, Inc.	192,958	6,958,066
Fidelity National Financial, Inc.	99,991	4,440,600
Loews Corp.	88,216	4,541,360
The Allstate Corp.	45,748	4,971,893
Willis Towers Watson PLC	11,625	2,243,276

		28,630,982

IT Services — 4.0%
Amdocs Ltd.	97,648	6,455,510
Euronet Worldwide, Inc.(1)	18,684	2,733,469

		9,188,979

Life Sciences Tools & Services — 1.2%
Charles River Laboratories International, Inc.(1)	20,756	2,747,472

		2,747,472

Machinery — 2.9%
Cummins, Inc.	18,220	2,963,848
Stanley Black & Decker, Inc.	25,215	3,641,298

		6,605,146

Media — 1.7%
Discovery, Inc., Class C(1)	155,720	3,833,826

		3,833,826

Metals & Mining — 1.0%
Barrick Gold Corp.	126,273	2,188,311

		2,188,311

Mortgage Real Estate Investment — 1.6%
Annaly Capital Management, Inc. REIT	408,879	3,598,135

		3,598,135

Multiline Retail — 1.2%
Kohl’s Corp.	53,956	2,679,455

		2,679,455

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MID CAP RELATIVE VALUE VIP FUND

September 30, 2019 (unaudited)	Shares	Value

Common Stocks — (continued)
Multi-Utilities — 2.7%
Ameren Corp.	78,020	$6,245,501

		6,245,501

Oil, Gas & Consumable Fuels — 3.7%
Cimarex Energy Co.	39,824	1,909,163
Devon Energy Corp.	57,016	1,371,805
Hess Corp.	33,717	2,039,204
Valero Energy Corp.	20,209	1,722,615
WPX Energy, Inc.(1)	131,469	1,392,257

		8,435,044

Real Estate Management & Development — 2.3%
CBRE Group, Inc., Class A(1)	98,012	5,195,616

		5,195,616

Road & Rail — 2.9%
Kansas City Southern	50,312	6,691,999

		6,691,999

Semiconductors & Semiconductor Equipment — 0.8%
Analog Devices, Inc.	15,695	1,753,602

		1,753,602

Software — 0.6%
Check Point Software Technologies Ltd.(1)	12,104	1,325,388

		1,325,388

Technology Hardware, Storage & Peripherals — 1.5%
NCR Corp.(1)	112,109	3,538,160

		3,538,160

Textiles, Apparel & Luxury Goods — 0.9%
PVH Corp.	23,475	2,071,199

		2,071,199

Trading Companies & Distributors — 1.3%
AerCap Holdings N.V.(1)	54,080	2,960,880

		2,960,880

Water Utilities — 2.2%
American Water Works Co., Inc.	40,544	5,036,781

		5,036,781

Total Common Stocks (Cost $201,284,043)		218,814,203

	Principal Amount	Value

Short–Term Investment — 4.1%
Repurchase Agreements — 4.1%
Fixed Income Clearing Corp., 0.25%, dated 9/30/2019, proceeds at maturity value of $9,316,065, due 10/1/2019(2)	$9,316,000	9,316,000

Total Repurchase Agreements (Cost $9,316,000)		9,316,000

Total Investments — 99.9% (Cost $210,600,043)		228,130,203

Assets in excess of other liabilities — 0.1%		118,054

Total Net Assets — 100.0%		$228,248,257

(1)	Non–income–producing security.

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MID CAP RELATIVE VALUE VIP FUND

(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	1.75%	5/15/2022	$9,405,000	$9,505,652

Legend:

REIT – Real Estate Investment Trust

The following is a summary of the inputs used as of September 30, 2019 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$218,814,203	$—	$—	$218,814,203
Repurchase Agreements	—	9,316,000	—	9,316,000

Total	$218,814,203	$9,316,000	$—	$228,130,203

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTERNATIONAL GROWTH VIP FUND

September 30, 2019 (unaudited)	Shares	Value

Common Stocks — 99.1%
Cayman Islands — 2.5%
Alibaba Group Holding Ltd., ADR(1)	11,021	$1,843,042
Tencent Holdings Ltd.	40,400	1,714,564

		3,557,606

China — 1.3%
Ping An Insurance Group Co. of China Ltd., Class H	161,000	1,863,206

		1,863,206

Denmark — 3.8%
Genmab A/S(1)	8,907	1,810,448
Novo Nordisk A/S, Class B	69,921	3,610,373

		5,420,821

France — 8.5%
EssilorLuxottica S.A.	18,637	2,688,522
L’Oreal S.A.	10,016	2,806,568
LVMH Moet Hennessy Louis Vuitton SE	9,560	3,805,545
Safran S.A.	17,203	2,711,905

		12,012,540

Germany — 12.5%
adidas AG	9,084	2,827,146
Beiersdorf AG	16,653	1,964,877
Continental AG	11,104	1,425,466
Delivery Hero SE(1)(2)	34,219	1,520,077
Deutsche Boerse AG	14,603	2,282,754
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Reg S)	8,300	2,147,398
SAP SE	33,721	3,964,390
Zalando SE(1)(2)	33,534	1,530,469

		17,662,577

Hong Kong — 4.9%
AIA Group Ltd.	472,800	4,436,358
Hong Kong Exchanges & Clearing Ltd.	82,200	2,426,310

		6,862,668

India — 1.5%
HDFC Bank Ltd., ADR	36,176	2,063,841

		2,063,841

Ireland — 1.5%
Linde PLC	10,657	2,066,719

		2,066,719

Japan — 15.6%
Daikin Industries Ltd.	18,800	2,468,623
Keyence Corp.	4,900	3,052,882
Makita Corp.	58,700	1,863,129
Nidec Corp.	17,100	2,317,198
Recruit Holdings Co. Ltd.	74,900	2,289,292
Shimano, Inc.	14,200	2,147,845
Shiseido Co. Ltd.	25,900	2,069,179
SMC Corp.	6,000	2,581,514
Sony Corp.	55,300	3,249,456

		22,039,118

Luxembourg — 1.0%
Spotify Technology S.A.(1)	12,241	1,395,474

		1,395,474

Netherlands — 5.6%
Airbus SE	25,582	3,326,562

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTERNATIONAL GROWTH VIP FUND

September 30, 2019 (unaudited)	Shares	Value

Common Stocks — (continued)
Netherlands — (continued)
ASML Holding N.V.	18,351	$4,554,754

		7,881,316

Spain — 1.8%
Industria de Diseno Textil S.A.	80,347	2,488,849

		2,488,849

Sweden — 3.0%
Assa Abloy AB, Class B	98,338	2,190,664
Atlas Copco AB, Class A	66,799	2,056,446

		4,247,110

Switzerland — 17.2%
Alcon, Inc.(1)	33,032	1,927,823
Lonza Group AG (Reg S)(1)	6,563	2,220,824
Nestle S.A. (Reg S)	84,098	9,122,454
Novartis AG (Reg S)	46,188	4,009,825
Partners Group Holding AG	1,380	1,058,590
Roche Holding AG	19,997	5,831,628

		24,171,144

Taiwan — 1.4%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	42,214	1,962,107

		1,962,107

United Kingdom — 17.0%
Burberry Group PLC	69,779	1,866,394
Diageo PLC	91,160	3,730,281
Ferguson PLC	23,413	1,710,564
InterContinental Hotels Group PLC	29,222	1,823,656
Intertek Group PLC	34,443	2,319,149
London Stock Exchange Group PLC	28,252	2,537,203
RELX PLC	118,087	2,809,062
Smith & Nephew PLC	104,203	2,510,053
Unilever PLC	77,126	4,637,463

		23,943,825

Total Common Stocks (Cost $126,532,287)		139,638,921

	Principal Amount	Value
Short–Term Investment — 0.5%
Repurchase Agreements — 0.5%
Fixed Income Clearing Corp., 0.25%, dated 9/30/2019, proceeds at maturity value of $715,005, due 10/1/2019(3)	$715,000	715,000

Total Repurchase Agreements (Cost $715,000)		715,000

Total Investments — 99.6% (Cost $127,247,287)		140,353,921

Assets in excess of other liabilities — 0.4%		574,729

Total Net Assets — 100.0%		$140,928,650

(1)	Non–income–producing security.
(2)

Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At September 30, 2019, the aggregate market value of these securities amounted to $3,050,546, representing 2.2% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(3)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	1.75%	5/31/2022	$725,000	$731,980

Legend:

ADR – American Depositary Receipt

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTERNATIONAL GROWTH VIP FUND

The following is a summary of the inputs used as of September 30, 2019 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks
Cayman Islands	$1,843,042	$1,714,564	*	$—	$3,557,606
China	—	1,863,206	*	—	1,863,206
Denmark	—	5,420,821	*	—	5,420,821
France	—	12,012,540	*	—	12,012,540
Germany	—	17,662,577	*	—	17,662,577
Hong Kong	—	6,862,668	*	—	6,862,668
India	2,063,841	—		—	2,063,841
Ireland	—	2,066,719	*	—	2,066,719
Japan	—	22,039,118	*	—	22,039,118
Luxembourg	1,395,474	—		—	1,395,474
Netherlands	—	7,881,316	*	—	7,881,316
Spain	—	2,488,849	*	—	2,488,849
Sweden	—	4,247,110	*	—	4,247,110
Switzerland	—	24,171,144	*	—	24,171,144
Taiwan	1,962,107	—		—	1,962,107
United Kingdom	—	23,943,825	*	—	23,943,825
Repurchase Agreements	—	715,000		—	715,000

Total	$7,264,464	$133,089,457		$—	$140,353,921

*

Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Notes to Schedule of Investments). These investments in securities were classified as Level 2 rather than Level 1.

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTERNATIONAL VALUE VIP FUND

September 30, 2019 (unaudited)	Shares	Value

Common Stocks — 96.6%
Australia — 1.0%
Amcor PLC	236,307	$2,274,383

		2,274,383

Belgium — 3.0%
Anheuser-Busch InBev S.A.	67,585	6,434,091

		6,434,091

Canada — 6.7%
Canadian National Railway Co.	27,547	2,473,481
National Bank of Canada	56,649	2,818,660
Rogers Communications, Inc., Class B	45,200	2,201,575
Suncor Energy, Inc.	141,410	4,460,523
TMX Group Ltd.	29,700	2,563,232

		14,517,471

China — 1.7%
Ping An Insurance Group Co. of China Ltd., Class H	315,500	3,651,189

		3,651,189

Denmark — 1.6%
Carlsberg A/S, Class B	23,786	3,519,320

		3,519,320

Finland — 2.3%
Nordea Bank Abp	333,988	2,371,025
Sampo OYJ, Class A	67,400	2,681,378

		5,052,403

France — 13.6%
Air Liquide S.A.	25,025	3,565,638
Atos SE	30,306	2,138,956
Engie S.A.	300,852	4,915,276
Safran S.A.	35,760	5,637,256
Sanofi	63,930	5,928,134
Vinci S.A.	24,378	2,627,660
Vivendi S.A.	173,949	4,777,048

		29,589,968

Germany — 4.0%
Fresenius SE & Co. KGaA	29,719	1,389,366
SAP SE	48,490	5,700,700
Vonovia SE	29,831	1,513,258

		8,603,324

Ireland — 4.3%
Medtronic PLC	62,879	6,829,917
Ryanair Holdings PLC, ADR(1)	38,094	2,528,680

		9,358,597

Israel — 1.2%
Bank Leumi Le-Israel BM	367,396	2,615,097

		2,615,097

Japan — 15.3%
Asahi Group Holdings Ltd.	48,600	2,406,138
Daiwa House Industry Co. Ltd.	167,312	5,451,465
Hitachi Ltd.	88,300	3,306,763
Kao Corp.	42,730	3,168,994
Makita Corp.	76,200	2,418,577
Nexon Co. Ltd.(1)	212,200	2,575,377
Pan Pacific International Holdings Corp.	130,628	2,181,102
Shin-Etsu Chemical Co. Ltd.	42,600	4,590,018
Sumitomo Mitsui Financial Group, Inc.	97,600	3,352,362
Suzuki Motor Corp.	48,600	2,064,407

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTERNATIONAL VALUE VIP FUND

September 30, 2019 (unaudited)	Shares	Value

Common Stocks — (continued)
Japan — (continued)
Yamaha Corp.	42,800	$1,936,260

		33,451,463

Mexico — 0.1%
Arca Continental S.A.B. de C.V.	57,000	309,032

		309,032

Netherlands — 4.2%
ABN AMRO Bank N.V.(2)	121,645	2,144,846
Koninklijke DSM N.V.	25,636	3,083,778
Wolters Kluwer N.V.	53,182	3,884,238

		9,112,862

Norway — 2.3%
Equinor ASA	108,579	2,059,605
Telenor ASA	148,830	2,986,274

		5,045,879

Republic of Korea — 2.2%
Samsung Electronics Co. Ltd.	115,011	4,692,441

		4,692,441

Singapore — 2.6%
DBS Group Holdings Ltd.	217,080	3,912,548
NetLink NBN Trust	2,818,600	1,815,053

		5,727,601

Spain — 0.9%
Red Electrica Corp. S.A.	97,621	1,981,805

		1,981,805

Sweden — 3.7%
Assa Abloy AB, Class B	219,703	4,894,298
Epiroc AB, Class A	290,229	3,150,908

		8,045,206

Switzerland — 4.6%
ABB Ltd.	171,179	3,362,174
Novartis AG (Reg S)	77,835	6,757,269

		10,119,443

United Kingdom — 21.3%
Aon PLC	28,424	5,502,034
BHP Group PLC	129,307	2,765,475
Compass Group PLC	133,748	3,441,297
Ferguson PLC	31,521	2,302,938
Howden Joinery Group PLC	161,738	1,114,225
Informa PLC	284,497	2,979,718
Network International Holdings PLC(1)(2)	153,391	1,008,751
Prudential PLC	244,072	4,432,581
RELX PLC	241,079	5,719,748
Royal Dutch Shell PLC, Class A	231,378	6,763,004
RSA Insurance Group PLC	303,391	1,992,408
Tesco PLC	681,870	2,022,022
The Weir Group PLC	74,147	1,301,201
Unilever PLC	85,584	5,146,029

		46,491,431

Total Common Stocks (Cost $210,034,926)		210,593,006

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTERNATIONAL VALUE VIP FUND

September 30, 2019 (unaudited)	Shares	Value

Preferred Stocks — 2.2%
Germany — 2.2%
Volkswagen AG, 3.00%	28,309	$4,815,386

		4,815,386

Total Preferred Stocks (Cost $5,239,901)		4,815,386

	Principal Amount	Value

Short–Term Investment — 1.4%
Repurchase Agreements — 1.4%
Fixed Income Clearing Corp., 0.25%, dated 9/30/2019, proceeds at maturity value of $3,007,021, due 10/1/2019(3)	$3,007,000	3,007,000

Total Repurchase Agreements (Cost $3,007,000)		3,007,000

Total Investments — 100.2% (Cost $218,281,827)		218,415,392

Liabilities in excess of other assets — (0.2)%		(414,633)

Total Net Assets — 100.0%		$218,000,759

(1)	Non–income–producing security.
(2)

Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At September 30, 2019, the aggregate market value of these securities amounted to $3,153,597, representing 1.4% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(3)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	1.75%	5/15/2022	$3,035,000	$3,067,481

Legend:

ADR – American Depositary Receipt

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTERNATIONAL VALUE VIP FUND

The following is a summary of the inputs used as of September 30, 2019 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks
Australia	$—	$2,274,383	*	$—	$2,274,383
Belgium	—	6,434,091	*	—	6,434,091
Canada	14,517,471	—		—	14,517,471
China	—	3,651,189	*	—	3,651,189
Denmark	—	3,519,320	*	—	3,519,320
Finland	—	5,052,403	*	—	5,052,403
France	—	29,589,968	*	—	29,589,968
Germany	—	8,603,324	*	—	8,603,324
Ireland	9,358,597	—		—	9,358,597
Israel	—	2,615,097	*	—	2,615,097
Japan	—	33,451,463	*	—	33,451,463
Mexico	309,032	—		—	309,032
Netherlands	—	9,112,862	*	—	9,112,862
Norway	—	5,045,879	*	—	5,045,879
Republic of Korea	—	4,692,441	*	—	4,692,441
Singapore	—	5,727,601	*	—	5,727,601
Spain	—	1,981,805	*	—	1,981,805
Sweden	—	8,045,206	*	—	8,045,206
Switzerland	—	10,119,443	*	—	10,119,443
United Kingdom	5,502,034	40,989,397	*	—	46,491,431
Preferred Stocks
Germany	—	4,815,386	*	—	4,815,386
Repurchase Agreements	—	3,007,000		—	3,007,000

Total	$29,687,134	$188,728,258		$—	$218,415,392

*

Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Notes to Schedule of Investments). These investments in securities were classified as Level 2 rather than Level 1.

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

September 30, 2019 (unaudited)	Principal Amount	Value

Agency Mortgage–Backed Securities — 31.8%
Government National Mortgage Association
2017-168 AS
2.70% due 8/16/2058	$95,280	$96,213
2017-41 AS
2.60% due 6/16/2057	81,526	82,069
2017-69 AS
2.75% due 2/16/2058	44,012	44,541
2017-71 AS
2.70% due 4/16/2057	28,333	28,632
2017-89 AB
2.60% due 7/16/2058	28,030	28,193
2017-90 AS
2.70% due 7/16/2057	38,738	39,132
Uniform Mortgage-Backed Securities
3.00% due 10/1/2049(1)	22,200,000	22,533,000
3.50% due 10/1/2049(1)	81,200,000	83,287,094
4.00% due 10/1/2049(1)	5,600,000	5,810,656

Total Agency Mortgage–Backed Securities (Cost $112,100,702)		111,949,530

Asset–Backed Securities — 20.7%
ACC Trust
2018-1 B
4.82% due 5/20/2021(2)	230,000	231,207
2019-1 B
4.47% due 10/20/2022(2)	294,000	299,742
2019-1 C
6.41% due 2/20/2024(2)	500,000	510,352
ALM VII Ltd.
2012-7A A2R2
4.153% (LIBOR 3 Month + 1.85%) due 7/15/2029(2)(3)	908,000	907,079
American Credit Acceptance Receivables Trust
2016-2 C
6.09% due 5/12/2022(2)	5,968	5,990
2018-4 A
3.38% due 12/13/2021(2)	404,669	405,445
2019-2 B
3.05% due 5/12/2023(2)	674,000	678,026
American Express Credit Account Master Trust
2017-1 A
1.93% due 9/15/2022	1,000,000	999,208
AmeriCredit Automobile Receivables Trust
2015-2 D
3.00% due 6/8/2021	823,747	823,920
2016-3 C
2.24% due 4/8/2022	2,097,000	2,096,211
2018-3 A2A
3.11% due 1/18/2022	310,914	311,897
2018-3 A2B
2.291% (LIBOR 1 Month + 0.25%) due 1/18/2022(3)	310,914	310,694
2019-1 A2A
2.93% due 6/20/2022	527,412	529,400
2019-1 A2B
2.301% (LIBOR 1 Month + 0.26%) due 6/20/2022(3)	583,461	583,632
Ares XLI CLO Ltd.
2016-41A AR
3.503% (LIBOR 3 Month +1.20%) due 1/15/2029(2)(3)	1,450,000	1,450,725
2016-41A B
4.103% (LIBOR 3 Month + 1.80%) due 1/15/2029(2)(3)	500,000	499,511
Ascentium Equipment Receivables Trust
2016-2A B
2.50% due 9/12/2022(2)	7,983	7,981

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

September 30, 2019 (unaudited)	Principal Amount	Value

Asset–Backed Securities — (continued)
2017-1A A3
2.29% due 6/10/2021(2)	$6,898	$6,899
Avery Point VII CLO Ltd.
2015-7A BR
4.053% (LIBOR 3 Month + 1.75%) due 1/15/2028(2)(3)	400,000	399,595
2015-7A CR
4.753% (LIBOR 3 Month + 2.45%) due 1/15/2028(2)(3)	250,000	249,495
Avis Budget Rental Car Funding AESOP LLC
2015-2A A
2.63% due 12/20/2021(2)	826,000	829,012
Benefit Street Partners CLO IV Ltd.
2014-IVA A1RR
3.528% (LIBOR 3 Month + 1.25%) due 1/20/2029(2)(3)	1,000,000	1,000,312
BlueMountain CLO Ltd.
2016-1A BR
3.628% (LIBOR 3 Month + 1.35%) due 4/20/2027(2)(3)	822,000	806,582
BMW Vehicle Lease Trust
2019-1 A2
2.79% due 3/22/2021	643,000	644,768
BMW Vehicle Owner Trust
2018-A A2A
2.09% due 11/25/2020	3,762	3,761
California Republic Auto Receivables Trust
2015-2 B
2.53% due 6/15/2021	87,000	86,995
2015-3 A4
2.13% due 5/17/2021	4,939	4,937
2015-4 A4
2.58% due 6/15/2021(2)	18,144	18,151
2018-1 A2
2.86% due 3/15/2021	176,817	176,845
Capital Auto Receivables Asset Trust
2018-1 A3
2.79% due 1/20/2022(2)	1,081,663	1,084,643
Capital One Multi-Asset Execution Trust
2017-A1 A1
2.00% due 1/17/2023	1,000,000	999,688
CarMax Auto Owner Trust
2018-3 A2A
2.88% due 10/15/2021	293,043	293,795
Carvana Auto Receivables Trust
2019-1A E
5.64% due 1/15/2026(2)	500,000	519,471
Cedar Funding VI CLO Ltd.
2016-6A BR
3.878% (LIBOR 3 Month + 1.60%) due 10/20/2028(2)(3)	400,000	396,833
Chesapeake Funding II LLC
2016-2A A1
1.88% due 6/15/2028(2)	68,475	68,446
2017-2A A1
1.99% due 5/15/2029(2)	222,432	222,117
2017-3A A1
1.91% due 8/15/2029(2)	1,028,487	1,026,506
Chrysler Capital Auto Receivables Trust
2016-AA C
3.25% due 6/15/2022(2)	6,000	6,008
CPS Auto Receivables Trust
2017-D B
2.43% due 1/18/2022(2)	664,193	664,254
2018-B A
2.72% due 9/15/2021(2)	231,340	231,462
2018-B B
3.23% due 7/15/2022(2)	1,509,000	1,516,086

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

September 30, 2019 (unaudited)	Principal Amount	Value

Asset–Backed Securities — (continued)
2018-B D
4.26% due 3/15/2024(2)	$750,000	$772,855
CPS Auto Trust
2018-C A
2.87% due 9/15/2021(2)	184,073	184,224
2018-C B
3.43% due 7/15/2022(2)	212,000	213,365
Discover Card Execution Note Trust
2017-A2 A2
2.39% due 7/15/2024	1,277,000	1,291,863
DLL Securitization Trust
2017-A A3
2.14% due 12/15/2021(2)	662,234	661,825
DRB Prime Student Loan Trust
2015-D A2
3.20% due 1/25/2040(2)	194,719	198,170
Drive Auto Receivables Trust
2016-BA D
4.53% due 8/15/2023(2)	1,109,610	1,126,267
2016-CA C
3.02% due 11/15/2021(2)	4,497	4,500
2016-CA D
4.18% due 3/15/2024(2)	14,000	14,213
2017-1 D
3.84% due 3/15/2023	3,156,000	3,191,934
2017-3 C
2.80% due 7/15/2022	28,166	28,190
2017-AA D
4.16% due 5/15/2024(2)	26,000	26,419
2017-BA D
3.72% due 10/17/2022(2)	1,272,084	1,279,204
2017-BA E
5.30% due 7/15/2024(2)	2,100,000	2,170,147
2018-3 B
3.37% due 9/15/2022	243,015	243,471
2018-4 A3
3.04% due 11/15/2021	213,412	213,471
2018-5 A2A
3.08% due 7/15/2021	44,297	44,298
2018-5 A2B
2.348% (LIBOR 1 Month + 0.32%) due 7/15/2021(3)	36,324	36,324
2019-2 A2A
2.93% due 3/15/2022	573,617	574,782
Enterprise Fleet Financing LLC
2018-1 A2
2.87% due 10/20/2023(2)	206,729	207,657
First Investors Auto Owner Trust
2017-3A A2
2.41% due 12/15/2022(2)	24,000	24,010
Flagship Credit Auto Trust
2017-2 A
1.85% due 7/15/2021(2)	821	821
2017-3 A
1.88% due 10/15/2021(2)	4,870	4,865
2017-3 B
2.59% due 7/15/2022(2)	20,000	20,017
2017-4 A
2.07% due 4/15/2022(2)	7,319	7,309
2018-1 A
2.59% due 6/15/2022(2)	14,223	14,230
2018-3 A
3.07% due 2/15/2023(2)	914,252	919,114

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

September 30, 2019 (unaudited)	Principal Amount	Value

Asset–Backed Securities — (continued)
2018-3 B
3.59% due 12/16/2024(2)	$479,000	$486,803
Ford Credit Auto Owner Trust
2015-1 A
2.12% due 7/15/2026(2)	882,000	881,646
2016-2 A
2.03% due 12/15/2027(2)	2,000,000	1,998,812
2017-B A3
1.69% due 11/15/2021	889,556	887,862
Foursight Capital Automobile Receivables Trust
2016-1 A2
2.87% due 10/15/2021(2)	8,434	8,440
2018-1 A2
2.85% due 8/16/2021(2)	18,208	18,215
2018-1 B
3.53% due 4/17/2023(2)	100,000	101,572
Golden Credit Card Trust
2018-1A A
2.62% due 1/15/2023(2)	2,015,000	2,029,123
Halcyon Loan Advisors Funding Ltd.
2015-2A CR
4.426% (LIBOR 3 Month + 2.15%) due 7/25/2027(2)(3)	250,000	247,633
Hardee’s Funding LLC
2018-1A A2II
4.959% due 6/20/2048(2)	760,320	780,567
Honda Auto Receivables Owner Trust
2019-1 A2
2.75% due 9/20/2021	1,382,000	1,387,979
Hyundai Auto Lease Securitization Trust
2017-C A3
2.12% due 2/16/2021(2)	437,101	437,022
Jamestown CLO IX Ltd.
2016-9A BR
4.928% (LIBOR 3 Month + 2.65%) due 10/20/2028(2)(3)	500,000	499,027
KKR CLO 18 Ltd.
18 B
4.00% (LIBOR 3 Month + 1.70%) due 7/18/2030(2)(3)	526,000	519,730
KVK CLO Ltd.
2016-1A C
5.453% (LIBOR 3 Month + 3.15%) due 1/15/2029(2)(3)	483,000	483,224
LCM XXII Ltd.
22A A1
3.758% (LIBOR 3 Month + 1.48%) due 10/20/2028(2)(3)	250,000	250,155
LCM XXIV Ltd.
24A A
3.588% (LIBOR 3 Month + 1.31%) due 3/20/2030(2)(3)	439,000	439,988
Longtrain Leasing III LLC
2015-1A A2
4.06% due 1/15/2045(2)	464,000	480,575
Master Credit Card Trust II Series
2018-1A A
2.536% (LIBOR 1 Month + 0.49%) due 7/21/2024(2)(3)	100,000	99,880
ME Funding LLC
2019-1 A2
6.448% due 7/30/2049(2)	472,000	491,015
Mercedes-Benz Auto Lease Trust
2018-B A2
3.04% due 12/15/2020	1,015,297	1,017,313
Mercedes-Benz Auto Receivables Trust
2016-1 A3
1.26% due 2/16/2021	2,830	2,826

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

September 30, 2019 (unaudited)	Principal Amount	Value

Asset–Backed Securities — (continued)
MMAF Equipment Finance LLC
2017-AA A3
2.04% due 2/16/2022(2)	$1,084,415	$1,083,448
Navient Private Education Refi Loan Trust
2018-DA A2A
4.00% due 12/15/2059(2)	368,000	380,485
Nissan Auto Receivables Owner Trust
2016-A A4
1.59% due 7/15/2022	986,937	984,921
OHA Loan Funding Ltd.
2016-1A B1
4.078% (LIBOR 3 Month + 1.80%) due 1/20/2028(2)(3)	542,000	541,716
Orec Ltd.
2018-CRE1 A
3.208% (LIBOR 1 Month + 1.18%) due 6/15/2036(2)(3)	645,000	645,806
Palmer Square Loan Funding Ltd.
2018-5A A2
3.678% (LIBOR 3 Month + 1.40%) due 1/20/2027(2)(3)	250,000	248,711
Pennsylvania Higher Education Assistance Agency
2006-1 B
2.546% (LIBOR 3 Month + 0.27%) due 4/25/2038(3)	37,630	35,457
PFS Financing Corp.
2016-BA A
1.87% due 10/15/2021(2)	937,000	937,097
Regatta VI Funding Ltd.
2016-1A CR
4.328% (LIBOR 3 Month + 2.05%) due 7/20/2028(2)(3)	314,000	309,508
Santander Drive Auto Receivables Trust
2015-2 D
3.02% due 4/15/2021	305,441	305,551
2015-2 E
4.02% due 9/15/2022(2)	1,293,000	1,293,918
2017-3 C
2.76% due 12/15/2022	12,000	12,042
2018-1 B
2.63% due 7/15/2022	1,169,122	1,170,046
2018-1 D
3.32% due 3/15/2024	35,000	35,432
SCF Equipment Leasing LLC
2018-1A A2
3.63% due 10/20/2024(2)	519,043	519,048
2019-1A C
3.92% due 11/20/2026(2)	1,298,000	1,300,797
Shackleton CLO Ltd.
2019-14A A2
4.178% (LIBOR 3 Month + 1.90%) due 7/20/2030(2)(3)	1,042,000	1,040,876
SLC Student Loan Trust
2008-1 A4A
3.719% (LIBOR 3 Month + 1.60%) due 12/15/2032(3)	165,317	168,865
SoFi Professional Loan Program Trust
2017-F A1FX
2.05% due 1/25/2041(2)	740,567	739,584
2018-A A2A
2.39% due 2/25/2042(2)	304,936	305,420
2018-B A1FX
2.64% due 8/25/2047(2)	335,090	335,894
Sound Point CLO XI Ltd.
2016-1A AR
3.378% (LIBOR 3 Month + 1.10%) due 7/20/2028(2)(3)	370,000	369,632
Sound Point CLO XII Ltd.
2016-2A CR
4.878% (LIBOR 3 Month + 2.60%) due 10/20/2028(2)(3)	504,000	502,979

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

September 30, 2019 (unaudited)	Principal Amount	Value

Asset–Backed Securities — (continued)
Sound Point CLO XV Ltd.
2017-1A C
4.759% (LIBOR 3 Month + 2.50%) due 1/23/2029(2)(3)	$343,000	$342,305
Sound Point CLO XVII Ltd.
2017-3A A2
3.878% (LIBOR 3 Month + 1.60%) due 10/20/2030(2)(3)	1,036,000	1,026,098
Synchrony Credit Card Master Note Trust
2015-1 A
2.37% due 3/15/2023	1,649,000	1,650,716
2017-1 A
1.93% due 6/15/2023	1,873,000	1,870,052
TCF Auto Receivables Owner Trust
2015-2A C
3.75% due 12/15/2021(2)	1,049,000	1,050,051
2016-1A B
2.32% due 6/15/2022(2)	69,000	68,879
2016-PT1A B
2.92% due 10/17/2022(2)	30,000	30,177
TCI-Symphony CLO Ltd.
2016-1A A
3.783% (LIBOR 3 Month + 1.48%) due 10/13/2029(2)(3)	250,000	250,000
Textainer Marine Containers VII Ltd.
2019-1A A
3.96% due 4/20/2044(2)	380,867	387,168
Towd Point Asset Trust
2018-SL1 A
2.745% (LIBOR 1 Month + 0.60%) due 1/25/2046(2)(3)	539,723	535,332
Towd Point Mortgage Trust
2019-HY2 A1
3.018% (LIBOR 1 Month + 1.00%) due 5/25/2058(2)(3)	397,689	398,733
TPG Real Estate Finance Issuer Ltd.
2018-FL2 A
3.155% (LIBOR 1 Month + 1.13%) due 11/15/2037(2)(3)	658,000	658,822
Westgate Resorts LLC
2018-1A A
3.38% due 12/20/2031(2)	229,543	232,374
Westlake Automobile Receivables Trust
2018-1A B
2.67% due 5/17/2021(2)	378,478	378,667
2019-2A D
3.20% due 11/15/2024(2)	356,000	360,635
Wheels SPV 2 LLC
2018-1A A2
3.06% due 4/20/2027(2)	260,880	262,240
Wingstop Funding LLC
2018-1 A2
4.97% due 12/5/2048(2)	529,340	547,793
World Financial Network Credit Card Master Trust
2017-C M
2.66% due 8/15/2024	40,000	40,059
World Omni Auto Receivables Trust
2018-D A2A
3.01% due 4/15/2022	694,833	697,617

Total Asset–Backed Securities (Cost $72,588,813)		72,985,584

Corporate Bonds & Notes — 31.1%
Aerospace & Defense — 0.3%
Embraer Netherlands Finance B.V.
5.05% due 6/15/2025	15,000	16,406
Kratos Defense & Security Solutions, Inc.
6.50% due 11/30/2025(2)	169,000	180,408

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

September 30, 2019 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Aerospace & Defense — (continued)
The Boeing Co.
3.25% due 2/1/2035	$223,000	$231,076
TransDigm, Inc.
6.375% due 6/15/2026	681,000	716,753

		1,144,643

Agriculture — 0.5%
BAT Capital Corp.
4.39% due 8/15/2037	648,000	627,874
MHP Lux S.A.
6.25% due 9/19/2029(2)	375,000	361,710
6.95% due 4/3/2026(2)	230,000	238,101
Reynolds American, Inc.
5.70% due 8/15/2035	548,000	611,658

		1,839,343

Auto Manufacturers — 1.0%
Daimler Finance North America LLC
3.10% due 8/15/2029(2)	760,000	768,656
Ford Motor Co.
7.45% due 7/16/2031	1,065,000	1,223,201
General Motors Co.
6.60% due 4/1/2036	50,000	57,287
6.75% due 4/1/2046	850,000	972,330
Tesla, Inc.
5.30% due 8/15/2025(2)	608,000	546,440

		3,567,914

Auto Parts & Equipment — 0.2%
Aptiv PLC
4.35% due 3/15/2029	141,000	152,434
Panther BF Aggregator 2 LP / Panther Finance Co., Inc.
8.50% due 5/15/2027(2)	338,000	342,225
ZF North America Capital, Inc.
4.75% due 4/29/2025(2)	319,000	332,510

		827,169

Beverages — 0.6%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.
4.70% due 2/1/2036	926,000	1,069,621
4.75% due 1/23/2029	749,000	870,533
Becle S.A.B. de C.V.
3.75% due 5/13/2025(2)	150,000	154,353

		2,094,507

Biotechnology — 0.1%
Gilead Sciences, Inc.
4.60% due 9/1/2035	299,000	354,472

		354,472

Chemicals — 0.8%
CF Industries, Inc.
4.95% due 6/1/2043	351,000	343,980
CNAC HK Finbridge Co. Ltd.
3.50% due 7/19/2022	380,000	384,524
4.125% due 7/19/2027	790,000	830,738
Orbia Advance Corp. S.A.B. de C.V.
4.875% due 9/19/2022(2)	250,000	262,502
Phosagro OAO Via Phosagro Bond Funding DAC
3.949% due 4/24/2023(2)	300,000	307,875

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

September 30, 2019 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Chemicals — (continued)
Tronox, Inc.
6.50% due 4/15/2026(2)	$564,000	$537,210

		2,666,829

Coal — 0.2%
Indika Energy Capital III Pte Ltd.
5.875% due 11/9/2024(2)	410,000	399,530
Warrior Met Coal, Inc.
8.00% due 11/1/2024(2)	336,000	349,440

		748,970

Commercial Banks — 5.9%
Akbank T.A.S.
4.00% due 1/24/2020(2)	200,000	200,200
Banco de Credito e Inversiones S.A.
3.50% due 10/12/2027(2)	420,000	439,530
Bank of America Corp.
3.593% (3.593% fixed rate until 7/21/2027; LIBOR 3 Month + 1.37% thereafter) due 7/21/2028(3)	2,334,000	2,464,145
3.95% due 4/21/2025	25,000	26,493
4.00% due 1/22/2025	577,000	612,679
4.45% due 3/3/2026	250,000	272,447
Citigroup, Inc.
3.887% (3.887% fixed rate until 1/10/2027; LIBOR 3 Month + 1.563% thereafter) due 1/10/2028(3)	1,016,000	1,088,296
3.98% (3.98% fixed rate until 3/20/2029; LIBOR 3 Month + 1.338% thereafter) due 3/20/2030(3)	803,000	873,153
4.45% due 9/29/2027	361,000	393,878
Danske Bank A/S
4.375% due 6/12/2028(2)	343,000	369,518
HBOS PLC
6.00% due 11/1/2033(2)	35,000	43,054
JPMorgan Chase & Co.
3.782% (3.782% fixed rate until 2/1/2027; LIBOR 3 Month + 1.337% thereafter) due 2/1/2028(3)	2,344,000	2,507,800
Macquarie Group Ltd.
4.654% (4.654% fixed rate until 3/27/2028; LIBOR 3 Month + 1.727% thereafter) due 3/27/2029(2)(3)	963,000	1,070,459
Morgan Stanley
3.625% due 1/20/2027	795,000	841,781
3.875% due 1/27/2026	328,000	352,069
4.00% due 7/23/2025	1,404,000	1,514,606
Popular, Inc.
6.125% due 9/14/2023	361,000	393,057
Santander U.K. PLC
7.95% due 10/26/2029	87,000	110,597
The Goldman Sachs Group, Inc.
4.223% (4.223% fixed rate until 5/1/2028; LIBOR 3 Month + 1.301% thereafter) due 5/1/2029(3)	490,000	534,879
6.25% due 2/1/2041	405,000	559,197
The Toronto-Dominion Bank
3.625% (3.625% fixed rate until 9/15/2026; 5 Year USD Swap + 2.205% thereafter) due 9/15/2031(3)	1,537,000	1,592,605
Turkiye Garanti Bankasi A/S
5.875% due 3/16/2023(2)	400,000	402,000
UBS AG
5.125% due 5/15/2024	872,000	937,836
7.625% due 8/17/2022	900,000	1,015,830
Wachovia Corp.
7.574% due 8/1/2026(3)	151,000	191,607
Wells Fargo Bank N.A.
6.60% due 1/15/2038	1,250,000	1,782,829

		20,590,545

Commercial Services — 0.5%
Adani Ports & Special Economic Zone Ltd.
4.00% due 7/30/2027(2)	200,000	204,404
Ahern Rentals, Inc.
7.375% due 5/15/2023(2)	389,000	331,132

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

September 30, 2019 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Commercial Services — (continued)
Garda World Security Corp.
8.75% due 5/15/2025(2)	$332,000	$340,997
PayPal Holdings, Inc.
2.85% due 10/1/2029	354,000	356,203
United Rentals North America, Inc.
4.875% due 1/15/2028	335,000	348,400

		1,581,136

Computers — 0.3%
Dell International LLC / EMC Corp.
5.45% due 6/15/2023(2)	141,000	153,447
8.35% due 7/15/2046(2)	623,000	821,704

		975,151

Diversified Financial Services — 2.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.50% due 1/15/2025	872,000	889,871
3.875% due 1/23/2028	567,000	585,388
Affiliated Managers Group, Inc.
3.50% due 8/1/2025	500,000	518,012
4.25% due 2/15/2024	25,000	26,678
Air Lease Corp.
3.625% due 12/1/2027	876,000	900,703
Ally Financial, Inc.
8.00% due 11/1/2031	573,000	792,172
Brightsphere Investment Group, Inc.
4.80% due 7/27/2026	315,000	328,509
GE Capital International Funding Co. Unlimited Co.
4.418% due 11/15/2035	987,000	1,032,914
Global Aircraft Leasing Co. Ltd.
6.50% due 9/15/2024, Toggle PIK (6.50% Cash or 7.25% PIK)(2)(4)	544,000	550,800
International Lease Finance Corp.
5.875% due 8/15/2022	112,000	122,708
Navient Corp.
6.75% due 6/25/2025	663,000	683,719
Neuberger Berman Group LLC / Neuberger Berman Finance Corp.
4.50% due 3/15/2027(2)	380,000	407,373
4.875% due 4/15/2045(2)	198,000	207,055
SURA Asset Management S.A.
4.375% due 4/11/2027(2)	400,000	423,004

		7,468,906

Electric — 2.5%
Ausgrid Finance Pty. Ltd.
4.35% due 8/1/2028(2)	686,000	750,938
Berkshire Hathaway Energy Co.
3.80% due 7/15/2048	653,000	704,869
Calpine Corp.
5.75% due 1/15/2025	520,000	529,100
Cleco Corporate Holdings LLC
3.375% due 9/15/2029(2)	273,000	273,264
4.973% due 5/1/2046	258,000	295,320
Dayton Power & Light Co.
3.95% due 6/15/2049(2)	130,000	142,746
Dominion Energy South Carolina, Inc.
6.05% due 1/15/2038	343,000	473,078
6.625% due 2/1/2032	15,000	20,521
Electricite de France S.A.
5.00% due 9/21/2048(2)	318,000	381,390
Empresas Publicas de Medellin ESP
4.25% due 7/18/2029(2)	200,000	210,280
Entergy Arkansas LLC
4.20% due 4/1/2049	452,000	523,207

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

September 30, 2019 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Electric — (continued)
Entergy Louisiana LLC
4.00% due 3/15/2033	$674,000	$769,390
Exelon Generation Co. LLC
5.60% due 6/15/2042	49,000	58,231
5.75% due 10/1/2041	167,000	199,646
6.25% due 10/1/2039	283,000	357,709
FirstEnergy Transmission LLC
4.55% due 4/1/2049(2)	448,000	526,994
Interstate Power & Light Co.
3.60% due 4/1/2029	354,000	379,610
Massachusetts Electric Co.
4.004% due 8/15/2046(2)	370,000	404,902
Minejesa Capital B.V.
4.625% due 8/10/2030(2)	200,000	205,207
Pennsylvania Electric Co.
3.60% due 6/1/2029(2)	370,000	392,813
Perusahaan Listrik Negara PT
3.875% due 7/17/2029(2)	526,000	544,410
PSEG Power LLC
8.625% due 4/15/2031	228,000	322,192
Vistra Operations Co. LLC
4.30% due 7/15/2029(2)	274,000	281,126

		8,746,943

Electronics — 0.0%
Trimble, Inc.
4.90% due 6/15/2028	22,000	23,870

		23,870

Engineering & Construction — 0.2%
China Railway Resources Huitung Ltd.
3.85% due 2/5/2023	581,000	603,402

		603,402

Entertainment — 0.4%
Penn National Gaming, Inc.
5.625% due 1/15/2027(2)	700,000	721,000
Stars Group Holdings B.V. / Stars Group U.S. Co-Borrower LLC
7.00% due 7/15/2026(2)	676,000	719,940

		1,440,940

Food — 0.3%
Albertsons Cos. LLC / Safeway, Inc. / New Albertsons LP / Albertson’s LLC
6.625% due 6/15/2024	174,000	182,265
Arcor SAIC
6.00% due 7/6/2023(2)	13,000	11,375
JBS USA LUX S.A. / JBS USA Food Co. / JBS USA Finance, Inc.
6.50% due 4/15/2029(2)	620,000	688,187
Minerva Luxembourg S.A.
5.875% due 1/19/2028(2)	288,000	288,634

		1,170,461

Forest Products & Paper — 0.1%
Fibria Overseas Finance Ltd.
4.00% due 1/14/2025	390,000	395,854

		395,854

Gas — 0.4%
Dominion Energy Gas Holdings LLC
4.60% due 12/15/2044	708,000	836,245

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

September 30, 2019 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Gas — (continued)
Piedmont Natural Gas Co., Inc.
3.50% due 6/1/2029	$375,000	$400,633

		1,236,878

Hand & Machine Tools — 0.1%
Kennametal, Inc.
4.625% due 6/15/2028	360,000	382,918

		382,918

Healthcare-Services — 0.4%
Acadia Healthcare Co., Inc.
6.50% due 3/1/2024	341,000	354,640
CommonSpirit Health
3.347% due 10/1/2029	496,000	501,487
HCA, Inc.
5.50% due 6/15/2047	224,000	251,839
Providence St Joseph Health Obligated Group
2.532% due 10/1/2029	124,000	123,749
Tenet Healthcare Corp.
6.25% due 2/1/2027(2)	173,000	180,188

		1,411,903

Home Builders — 0.6%
Century Communities, Inc.
6.75% due 6/1/2027(2)	499,000	535,926
Toll Brothers Finance Corp.
4.35% due 2/15/2028	363,000	374,798
TRI Pointe Group, Inc.
5.25% due 6/1/2027	377,000	377,942
William Lyon Homes, Inc.
5.875% due 1/31/2025	536,000	541,360
Williams Scotsman International, Inc.
6.875% due 8/15/2023(2)	182,000	190,645

		2,020,671

Household Products & Wares — 0.0%
Kimberly-Clark de Mexico S.A.B. de C.V.
3.80% due 4/8/2024(2)	100,000	99,937

		99,937

Insurance — 0.4%
Radian Group, Inc.
4.875% due 3/15/2027	526,000	532,575
Teachers Insurance & Annuity Association of America
4.90% due 9/15/2044(2)	697,000	866,495

		1,399,070

Internet — 0.6%
Match Group, Inc.
5.625% due 2/15/2029(2)	667,000	715,357
Netflix, Inc.
6.375% due 5/15/2029(2)	606,000	671,145
Tencent Holdings Ltd.
3.595% due 1/19/2028(2)	630,000	657,122

		2,043,624

Iron & Steel — 0.2%
Cleveland-Cliffs, Inc.
5.75% due 3/1/2025	699,000	686,767

		686,767

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

September 30, 2019 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Leisure Time — 0.4%
Carnival PLC
7.875% due 6/1/2027	$525,000	$681,650
Royal Caribbean Cruises Ltd.
3.70% due 3/15/2028	799,000	818,876

		1,500,526

Lodging — 0.2%
Wyndham Destinations, Inc.
5.75% due 4/1/2027	660,000	712,800

		712,800

Machinery-Diversified — 0.4%
Nvent Finance Sarl
4.55% due 4/15/2028	1,237,000	1,291,884

		1,291,884

Media — 1.6%
AMC Networks, Inc.
4.75% due 8/1/2025	701,000	722,906
CCO Holdings LLC / CCO Holdings Capital Corp.
5.00% due 2/1/2028(2)	338,000	349,408
Cox Communications, Inc.
4.50% due 6/30/2043(2)	539,000	572,237
4.70% due 12/15/2042(2)	496,000	539,011
8.375% due 3/1/2039(2)	63,000	93,258
DISH DBS Corp.
7.75% due 7/1/2026	366,000	372,405
Gray Television, Inc.
7.00% due 5/15/2027(2)	646,000	709,760
Myriad International Holdings B.V.
5.50% due 7/21/2025(2)	540,000	600,591
Scripps Escrow, Inc.
5.875% due 7/15/2027(2)	527,000	535,564
Time Warner Cable LLC
6.55% due 5/1/2037	71,000	85,236
7.30% due 7/1/2038	634,000	801,816
Time Warner Entertainment Co. LP
8.375% due 7/15/2033	282,000	390,060

		5,772,252

Mining — 1.1%
Anglo American Capital PLC
4.00% due 9/11/2027(2)	800,000	826,120
4.75% due 4/10/2027(2)	978,000	1,054,664
Barrick North America Finance LLC
7.50% due 9/15/2038	88,000	122,124
Corp. Nacional del Cobre de Chile
4.50% due 9/16/2025(2)	450,000	492,172
Freeport-McMoRan, Inc.
3.875% due 3/15/2023	526,000	529,945
Glencore Finance Canada Ltd.
5.55% due 10/25/2042(2)	705,000	764,431

		3,789,456

Miscellaneous Manufacturing — 0.3%
General Electric Co.
2.667% (LIBOR 3 Month + 0.38%) due 5/5/2026(3)	448,000	403,349
6.15% due 8/7/2037	108,000	132,961
Siemens Financieringsmaatschappij N.V.
2.35% due 10/15/2026(2)	500,000	498,235

		1,034,545

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

September 30, 2019 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Oil & Gas — 3.0%
Apache Corp.
4.75% due 4/15/2043	$572,000	$548,032
California Resources Corp.
8.00% due 12/15/2022(2)	641,000	317,295
Centennial Resource Production LLC
6.875% due 4/1/2027(2)	348,000	347,130
Ecopetrol S.A.
4.125% due 1/16/2025	870,000	918,154
5.875% due 5/28/2045	190,000	221,589
Eni S.p.A.
5.70% due 10/1/2040(2)	850,000	1,046,897
Equinor ASA
7.15% due 11/15/2025	700,000	886,599
Gazprom OAO Via Gaz Capital S.A.
4.95% due 2/6/2028(2)	200,000	217,956
Hilcorp Energy I LP / Hilcorp Finance Co.
6.25% due 11/1/2028(2)	371,000	345,030
MEG Energy Corp.
7.00% due 3/31/2024(2)	739,000	713,135
Occidental Petroleum Corp.
7.875% due 9/15/2031	20,000	27,011
Pertamina Persero PT
4.70% due 7/30/2049(2)	200,000	207,447
Petrobras Global Finance B.V.
5.093% due 1/15/2030(2)	400,000	417,260
7.25% due 3/17/2044	560,000	670,320
Petroleos Mexicanos
4.50% due 1/23/2026	803,000	775,690
5.35% due 2/12/2028	800,000	764,504
Saudi Arabian Oil Co.
2.875% due 4/16/2024(2)	570,000	576,370
Sinopec Group Overseas Development Ltd.
4.375% due 10/17/2023(2)	200,000	214,281
SM Energy Co.
6.75% due 9/15/2026	414,000	362,250
Valero Energy Corp.
10.50% due 3/15/2039	486,000	822,483
YPF S.A.
8.50% due 7/28/2025(2)	415,000	323,493

		10,722,926

Oil & Gas Services — 1.1%
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc.
4.08% due 12/15/2047	1,553,000	1,563,123
Halliburton Co.
6.70% due 9/15/2038	299,000	395,628
7.45% due 9/15/2039	159,000	226,467
Nine Energy Service, Inc.
8.75% due 11/1/2023(2)	499,000	404,190
Schlumberger Holdings Corp.
4.30% due 5/1/2029(2)	826,000	904,773
Transocean Proteus Ltd.
6.25% due 12/1/2024(2)	522,000	529,830

		4,024,011

Pharmaceuticals — 0.2%
AbbVie, Inc.
4.875% due 11/14/2048	307,000	338,694
Bausch Health Americas, Inc.
9.25% due 4/1/2026(2)	319,000	362,460

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

September 30, 2019 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Pharmaceuticals — (continued)
Bayer Corp.
6.65% due 2/15/2028(2)	$11,000	$13,424

		714,578

Pipelines — 0.6%
Abu Dhabi Crude Oil Pipeline LLC
4.60% due 11/2/2047(2)	200,000	233,068
Buckeye Partners LP
6.375% (6.375% fixed rate until 1/22/2023; LIBOR 3 Month + 4.02% thereafter) due 1/22/2078(3)	472,000	349,280
Colonial Pipeline Co.
4.25% due 4/15/2048(2)	478,000	551,535
Northern Natural Gas Co.
4.30% due 1/15/2049(2)	238,000	276,086
Sabine Pass Liquefaction LLC
5.625% due 3/1/2025	678,000	761,284

		2,171,253

Real Estate — 0.4%
China Evergrande Group
10.00% due 4/11/2023	700,000	631,634
Country Garden Holdings Co. Ltd.
4.75% due 1/17/2023	200,000	198,706
4.75% due 9/28/2023	200,000	197,002
Shimao Property Holdings Ltd.
4.75% due 7/3/2022	320,000	325,760

		1,353,102

Real Estate Investment Trusts — 1.0%
EPR Properties
4.50% due 6/1/2027	608,000	645,268
4.75% due 12/15/2026	37,000	39,771
4.95% due 4/15/2028	197,000	214,604
Healthcare Trust of America Holdings LP
3.10% due 2/15/2030	510,000	508,400
Spirit Realty LP
3.40% due 1/15/2030	488,000	484,412
VEREIT Operating Partnership LP
4.875% due 6/1/2026	1,300,000	1,439,860

		3,332,315

Semiconductors — 0.5%
Broadcom Corp. / Broadcom Cayman Finance Ltd.
3.625% due 1/15/2024	151,000	154,414
Broadcom, Inc.
3.625% due 10/15/2024(2)	1,505,000	1,530,199

		1,684,613

Software — 0.1%
Oracle Corp.
6.125% due 7/8/2039	350,000	493,966

		493,966

Sovereign — 0.1%
CBB International Sukuk Co. 6 S.P.C.
5.25% due 3/20/2025(2)	410,000	430,500

		430,500

Telecommunications — 0.7%
AT&T, Inc.
6.10% due 7/15/2040	146,000	182,180
6.25% due 3/29/2041	689,000	870,359
CommScope, Inc.
8.25% due 3/1/2027(2)	355,000	345,570

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

September 30, 2019 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Telecommunications — (continued)
Ooredoo International Finance Ltd.
3.75% due 6/22/2026(2)	$200,000	$211,000
Sprint Capital Corp.
6.875% due 11/15/2028	324,000	353,225
Verizon Communications, Inc.
3.258% (LIBOR 3 Month + 1.10%) due 5/15/2025(3)	297,000	301,591
ViaSat, Inc.
5.625% due 4/15/2027(2)	332,000	348,600

		2,612,525

Toys, Games & Hobbies — 0.2%
Mattel, Inc.
6.75% due 12/31/2025(2)	522,000	544,676

		544,676

Transportation — 0.4%
Burlington Northern Santa Fe LLC
4.55% due 9/1/2044	683,000	819,967
5.75% due 5/1/2040	119,000	160,097
Rumo Luxembourg Sarl
7.375% due 2/9/2024(2)	400,000	430,504

		1,410,568

Water — 0.1%
Aqua America, Inc.
3.566% due 5/1/2029	400,000	425,882

		425,882

Total Corporate Bonds & Notes (Cost $103,974,403)		109,545,201

Non–Agency Mortgage–Backed Securities — 5.0%
Atrium Hotel Portfolio Trust
2018-ATRM A
2.978% due 6/15/2035(2)(3)(5)	349,000	349,000
BAMLL Commercial Mortgage Securities Trust
2013-WBRK A
3.534% due 3/10/2037(2)(3)(5)	3,900,000	4,086,892
BX Trust
2018-GW A
2.828% due 5/15/2035(2)(3)(5)	987,000	984,850
Caesars Palace Las Vegas Trust
2017-VICI A
3.531% due 10/15/2034(2)	92,000	95,638
2017-VICI B
3.835% due 10/15/2034(2)	57,000	59,366
Citigroup Commercial Mortgage Trust
2016-GC36 D
2.85% due 2/10/2049(2)	1,685,000	1,464,596
Commercial Mortgage Trust
2015-PC1 AM
4.29% due 7/10/2050(3)(5)	310,000	337,671
2015-PC1 B
4.436% due 7/10/2050(3)(5)	100,000	107,476
2015-PC1 D
4.436% due 7/10/2050(3)(5)	33,000	31,140
DBWF Mortgage Trust
2018-GLKS A
3.087% due 11/19/2035(2)(3)(5)	630,000	630,197
GS Mortgage Securities Corp. Trust
2012-BWTR A
2.954% due 11/5/2034(2)	1,273,000	1,303,671

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

September 30, 2019 (unaudited)		Principal Amount	Value

Non–Agency Mortgage–Backed Securities — (continued)
2018-FBLU A
2.978% due 11/15/2035(2)(3)(5)		$631,000	$631,000
2018-RIVR A
2.978% due 7/15/2035(2)(3)(5)		438,000	437,828
JP Morgan Chase Commercial Mortgage Securities Corp.
2018-LAQ A
3.028% due 6/15/2032(2)(3)(5)		993,517	992,588
2018-LAQ D
4.128% due 6/15/2032(2)(3)(5)		496,278	499,380
2018-MINN A
3.216% due 11/15/2035(2)(3)(5)		339,000	335,666
2018-WPT AFL
3.017% due 7/5/2033(2)(3)(5)		242,000	242,000
2018-WPT BFL
3.317% due 7/5/2033(2)(3)(5)		724,000	724,453
2018-WPT BFX
4.549% due 7/5/2033(2)		218,000	234,255
2018-WPT CFX
4.95% due 7/5/2033(2)		290,000	312,143
JPMBB Commercial Mortgage Securities Trust
2015-C30 C
4.411% due 7/15/2048(3)(5)		13,000	13,595
Morgan Stanley Capital Barclays Bank Trust
2016-MART C
2.817% due 9/13/2031(2)		100,000	99,838
The Bancorp Commercial Mortgage Trust
2018-CR3 A
2.878% due 1/15/2033(2)(3)(5)		14,329	14,283
Wells Fargo Commercial Mortgage Trust
2015-C28 D
4.248% due 5/15/2048(3)(5)		1,500,000	1,419,904
2016-C35 C
4.176% due 7/15/2048(3)(5)		131,000	138,088
WFLD Mortgage Trust
2014-MONT A
3.755% due 8/10/2031(2)(3)(5)		2,000,000	2,111,019

Total Non–Agency Mortgage–Backed Securities (Cost $16,986,354)			17,656,537

Foreign Government — 3.1%
Angolan Government International Bond
8.25% due 5/9/2028(2)	USD	320,000	331,200
9.50% due 11/12/2025(2)	USD	200,000	224,538
Argentine Republic Government International Bond
5.875% due 1/11/2028	USD	470,000	190,355
Bahamas Government International Bond
6.00% due 11/21/2028(2)	USD	400,000	423,504
Bermuda Government International Bond
3.717% due 1/25/2027(2)	USD	400,000	419,504
Dominican Republic International Bond
6.40% due 6/5/2049(2)	USD	290,000	308,853
Egypt Government International Bond
6.125% due 1/31/2022(2)	USD	200,000	206,118
6.588% due 2/21/2028(2)	USD	350,000	353,063
7.903% due 2/21/2048(2)	USD	200,000	200,974
Export Credit Bank of Turkey
8.25% due 1/24/2024(2)	USD	250,000	264,170
Ghana Government International Bond
8.125% due 3/26/2032(2)	USD	320,000	321,085
Indonesia Government International Bond
3.40% due 9/18/2029	USD	398,000	412,445

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

September 30, 2019 (unaudited)		Principal Amount	Value

Foreign Government — (continued)
Japan Bank for International Cooperation
2.125% due 2/10/2025	USD	1,936,000	$1,954,546
2.50% due 5/23/2024	USD	1,590,000	1,632,803
Kenya Government International Bond
7.00% due 5/22/2027(2)	USD	520,000	539,500
Mexico Government International Bond
3.75% due 1/11/2028	USD	395,000	407,047
4.00% due 10/2/2023	USD	560,000	589,680
Nigeria Government International Bond
7.143% due 2/23/2030(2)	USD	200,000	204,500
Provincia de Mendoza Argentina
8.375% due 5/19/2024(6)(7)	USD	300,000	168,003
Qatar Government International Bond
3.25% due 6/2/2026(2)	USD	555,000	582,772
5.103% due 4/23/2048(2)	USD	210,000	268,275
Romanian Government International Bond
6.125% due 1/22/2044(2)	USD	8,000	10,446
Turkey Government International Bond
5.625% due 3/30/2021	USD	530,000	543,250
5.75% due 3/22/2024	USD	200,000	199,251

Total Foreign Government (Cost $10,782,717)			10,755,882

U.S. Government Agencies — 11.4%
Federal Home Loan Bank Discount Note
1.972% due 12/6/2019(8)		$23,621,000	23,540,020
1.938% due 11/5/2019(8)		16,457,000	16,426,920

Total U.S. Government Agencies (Cost $39,962,354)			39,966,940

U.S. Government Securities — 24.8%
U.S. Treasury Bill
1.945% due 11/21/2019(8)		41,856,000	41,749,623
U.S. Treasury Bond
2.75% due 11/15/2047		9,882,000	11,192,523
2.875% due 5/15/2049		7,199,000	8,396,115
3.625% due 8/15/2043		1,959,000	2,526,574
U.S. Treasury Note
1.50% due 8/31/2021		235,000	234,312
1.50% due 9/30/2024		3,233,000	3,224,917
2.50% due 1/31/2021		720,000	726,750
2.875% due 10/31/2020		406,000	410,568
3.125% due 11/15/2028		1,349,000	1,514,463
U.S. Treasury Note Inflation Protected Security
0.625% due 4/15/2023		17,269,586	17,405,588

Total U.S. Government Securities (Cost $85,262,952)			87,381,433

Short–Term Investment — 3.7%
Repurchase Agreements — 3.7%
Fixed Income Clearing Corp., 0.25%, dated 9/30/2019, proceeds at maturity value of $13,157,091, due 10/1/2019(9)		13,157,000	13,157,000

Total Repurchase Agreements (Cost $13,157,000)			13,157,000

Total Investments(10) — 131.6% (Cost $454,815,295)			463,398,107

Liabilities in excess of other assets(11) — (31.6)%			(111,245,377)

Total Net Assets — 100.0%			$352,152,730

(1)	TBA - To be announced.

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

(2)

Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At September 30, 2019, the aggregate market value of these securities amounted to $109,579,745, representing 31.1% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(3)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at September 30, 2019.
(4)

Payment–in–kind security, for which interest payments may be made in additional principal ranging from 0% to 100% of the full stated interest rate. As of September 30, 2019, interest payments had been made in cash.

(5)	Variable coupon rate based on weighted average interest rate of underlying mortgages.
(6)

Security that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At September 30, 2019, the aggregate market value of this security amounted to $168,003, representing 0.0% of net assets. This security has been deemed illiquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(7)	The table below presents securities deemed illiquid by the investment adviser.

Security	Shares	Cost	Value	Acquisition Date	% of Fund’s Net Assets
Provincia de Mendoza Argentina	300,000	$317,853	$168,003	4/9/2018 – 4/18/2018	0.05%

(8)	Interest rate shown reflects the discount rate at time of purchase.
(9)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	1.75%	5/15/2022	$13,280,000	$13,422,123

(10)	Securities are segregated to cover anticipated or existing derivative positions or to be announced securities (TBA).
(11)	Liabilities in excess of other assets include net unrealized depreciation on futures contracts as follows:

Open futures contracts at September 30, 2019:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	December 2019	144	Long	$31,105,378	$31,032,000	$(73,378)
U.S. 5-Year Treasury Note	December 2019	165	Long	19,793,841	19,659,493	(134,348)
U.S. Long Bond	December 2019	240	Long	39,917,321	38,955,000	(962,321)

Total				$90,816,540	$89,646,493	$(1,170,047)

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. Ultra 10-Year Treasury Note	December 2019	188	Short	$(27,044,744)	$(26,772,375)	$272,369
U.S. Ultra Long Bond	December 2019	58	Short	(11,523,361)	(11,130,563)	392,798

Total				$(38,568,105)	$(37,902,938)	$665,167

Legend:

CLO – Collateralized Loan Obligation

LIBOR – London Interbank Offered Rate

PIK – Payment–In–Kind

USD – United States Dollar

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

The following is a summary of the inputs used as of September 30, 2019 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Agency Mortgage–Backed Securities	$—	$111,949,530	$—	$111,949,530
Asset–Backed Securities	—	72,985,584	—	72,985,584
Corporate Bonds & Notes	—	109,545,201	—	109,545,201
Non–Agency Mortgage–Backed Securities	—	17,656,537	—	17,656,537
Foreign Government	—	10,755,882	—	10,755,882
U.S. Government Agencies	—	39,966,940	—	39,966,940
U.S. Government Securities	—	87,381,433	—	87,381,433
Repurchase Agreements	—	13,157,000	—	13,157,000

Total	$—	$463,398,107	$—	$463,398,107

Other Financial Instruments
Futures Contracts
Assets	$665,167	$—	$—	$665,167
Liabilities	(1,170,047)	—	—	(1,170,047)

Total	$(504,880)	$—	$—	$(504,880)

See accompanying Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

Restricted and Illiquid Securities

A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933, as amended (except pursuant to an applicable exemption). The values of these securities may be highly volatile. If the security is subsequently registered and resold, the issuer would typically bear the expense of all registrations at no cost to a Fund. Restricted and illiquid securities are valued according to the policies and procedures adopted by the Trust’s Board of Trustees and are noted, if any, in the Funds’ Schedule of Investments. As of September 30, 2019, Guardian Core Plus Fixed Income VIP Fund held one illiquid security.

Fair Value Measurements

In accordance with Financial Accounting Standards Board (“FASB”) Codification Topic 820 (“ASC Topic 820”), fair value is defined as the price that the Fund would receive upon selling an investment in an “arm’s length” transaction to a willing buyer in the principal or most advantageous market for the investment. ASC Topic 820 established a hierarchy for classification of fair value measurements for disclosure purposes. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. The hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis.

The Funds’ policy is to recognize transfers between Level 1, Level 2 and Level 3 at the end of the reporting period. Transfers between Levels 1 and 2 related to certain exchange-traded foreign securities whose prices may have been affected by events occurring after the close of trading on the exchange and, as a result, whose value were determined by a pricing service using pricing models in accordance with methods approved by the Funds’ Board of Trustees. Transfers between Levels 2 and 3 relate to securities which have significant unobservable inputs, as they trade infrequently or not at all. As of September 30, 2019, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Funds’ investment portfolios into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Funds’ assets and liabilities carried at fair value as of September 30, 2019 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Funds’ Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations. As of September 30, 2019, the Funds had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. During the period ended September 30, 2019, Guardian Core Plus Fixed Income VIP Fund entered into U.S. Treasury futures contracts to manage portfolio duration.

Recent Accounting Pronouncement

In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20): “Premium Amortization on Purchased Callable Debt Securities” (“ASU 2017-18”). ASU 2017-08 provides guidance related to the amortization period for certain purchased callable debt securities held at a premium. ASU 2017-08 is effective for annual periods, and interim periods within those annual periods, that begin after December 15, 2018. As such, the Schedule of Investments herein have been updated to conform with ASU 2017-08, which had no effect on the Funds’ net assets.

For information about the Funds’ policy regarding valuation of investments and other significant accounting policies, please see the Funds’ most recent annual report to shareholders filed on the Securities and Exchange Commission’s website at https://www.sec.gov.